UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Consumer Discretionary — 8.4%
	Distributors — 0.9%
1,171	Genuine Parts Co.	117,638

	Hotels, Restaurants & Leisure — 0.6%
1,133	Wyndham Worldwide Corp.	76,301

	Media — 2.4%
1,210	Cinemark Holdings, Inc.	46,314
1,441	Comcast Corp., Class A	95,597
2,011	Time Warner, Inc.	160,101

		302,012

	Specialty Retail — 3.6%
1,784	Best Buy Co., Inc.	68,124
1,452	Home Depot, Inc. (The)	186,812
1,637	L Brands, Inc.	115,858
1,301	Tiffany & Co.	94,503

		465,297

	Textiles, Apparel & Luxury Goods — 0.9%
2,014	V.F. Corp.	112,863

	Total Consumer Discretionary	1,074,111

	Consumer Staples — 9.1%
	Beverages — 2.7%
1,696	Coca-Cola Co. (The)	71,764
1,127	Dr. Pepper Snapple Group, Inc.	102,861
899	Molson Coors Brewing Co., Class B	98,674
715	PepsiCo, Inc.	77,724

		351,023

	Food Products — 1.4%
508	Kraft Heinz Co. (The)	45,456

2,914	Mondelez International, Inc., Class A	127,928

		173,384

	Household Products — 1.6%
1,073	Kimberly-Clark Corp.	135,395
732	Procter & Gamble Co. (The)	65,684

		201,079

	Tobacco — 3.4%
3,863	Altria Group, Inc.	244,275
1,074	Philip Morris International, Inc.	104,450
1,888	Reynolds American, Inc.	89,019

		437,744

	Total Consumer Staples	1,163,230

	Energy — 9.6%
	Energy Equipment & Services — 0.9%
1,466	Schlumberger Ltd.	115,271

	Oil, Gas & Consumable Fuels — 8.7%
2,587	Chevron Corp.	266,240
4,063	ConocoPhillips	176,597
3,912	Exxon Mobil Corp.	341,479
3,505	Occidental Petroleum Corp.	255,593
1,249	Valero Energy Corp.	66,171

		1,106,080

	Total Energy	1,221,351

	Financials — 26.0%
	Banks — 10.0%
13,053	Bank of America Corp.	204,279
3,464	BB&T Corp.	130,663
845	Cullen/Frost Bankers, Inc.	60,795
431	M&T Bank Corp.	50,073
2,814	PNC Financial Services Group, Inc. (The)	253,535
3,169	U.S. Bancorp	135,905
9,942	Wells Fargo & Co.	440,212

		1,275,462

	Capital Markets — 6.5%
461	Ameriprise Financial, Inc.	45,946
729	BlackRock, Inc.	264,271
2,356	CME Group, Inc.	246,198
1,613	Northern Trust Corp.	109,685
378	S&P Global, Inc.	47,802
1,696	T. Rowe Price Group, Inc.	112,752

		826,654

	Consumer Finance — 1.2%
1,317	Capital One Financial Corp.	94,617
1,137	Discover Financial Services	64,325

		158,942

	Insurance — 8.3%
1,373	Arthur J. Gallagher & Co.	69,831
847	Chubb Ltd., (Switzerland)	106,375
819	Cincinnati Financial Corp.	61,797
4,353	Hartford Financial Services Group, Inc. (The)	186,387
4,700	MetLife, Inc.	208,812
1,440	Progressive Corp. (The)	45,351
1,395	Prudential Financial, Inc.	113,891
2,133	Travelers Cos., Inc. (The)	244,378
588	Validus Holdings Ltd., (Bermuda)	29,316

		1,066,138

	Total Financials	3,327,196

	Health Care — 11.5%
	Biotechnology — 0.7%
361	AbbVie, Inc.	22,741

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
788	Gilead Sciences, Inc.	62,323

		85,064

	Health Care Equipment & Supplies — 2.0%
2,410	Abbott Laboratories	101,927
851	Becton, Dickinson and Co.	152,965

		254,892

	Pharmaceuticals — 8.8%
2,230	Bristol-Myers Squibb Co.	120,244
1,875	Eli Lilly & Co.	150,474
2,837	Johnson & Johnson	335,098
4,216	Merck & Co., Inc.	263,140
7,673	Pfizer, Inc.	259,895

		1,128,851

	Total Health Care	1,468,807

	Industrials — 9.7%
	Aerospace & Defense — 1.2%
955	General Dynamics Corp.	148,164

	Air Freight & Logistics — 0.8%
978	United Parcel Service, Inc., Class B	106,997

	Commercial Services & Supplies — 1.2%
3,058	Republic Services, Inc.	154,286

	Industrial Conglomerates — 2.7%
718	3M Co.	126,507
1,873	Honeywell International, Inc.	218,338

		344,845

	Machinery — 2.5%
309	Dover Corp.	22,747
1,729	Illinois Tool Works, Inc.	207,210
175	Snap-on, Inc.	26,659
539	Stanley Black & Decker, Inc.	66,319

		322,935

	Road & Rail — 1.3%
879	Norfolk Southern Corp.	85,346
814	Union Pacific Corp.	79,355

		164,701

	Total Industrials	1,241,928

	Information Technology — 9.9%
	IT Services — 2.1%
584	Accenture plc, (Ireland), Class A	71,363
1,032	Automatic Data Processing, Inc.	91,031
1,371	Fidelity National Information Services, Inc.	105,604

		267,998

	Semiconductors & Semiconductor Equipment — 3.9%
1,731	Analog Devices, Inc.	111,542
1,360	KLA-Tencor Corp.	94,785
1,420	QUALCOMM, Inc.	97,302
2,738	Texas Instruments, Inc.	192,130

		495,759

	Software — 1.9%
4,112	Microsoft Corp.	236,849

	Technology Hardware, Storage & Peripherals — 2.0%
2,282	Apple, Inc.	257,947

	Total Information Technology	1,258,553

	Materials — 3.7%
	Chemicals — 3.4%
1,444	E.I. du Pont de Nemours & Co.	96,703
300	International Flavors & Fragrances, Inc.	42,893
1,136	PPG Industries, Inc.	117,434
963	Praxair, Inc.	116,403
1,216	RPM International, Inc.	65,345

		438,778

	Containers & Packaging — 0.3%
626	WestRock Co.	30,347

	Total Materials	469,125

	Real Estate — 3.7%
	Equity Real Estate Investment Trusts (REITs) — 3.7%
482	Alexandria Real Estate Equities, Inc.	52,413
635	AvalonBay Communities, Inc.	112,977
433	Boston Properties, Inc.	59,076
2,294	HCP, Inc.	87,071
784	Simon Property Group, Inc.	162,284

	Total Real Estate	473,821

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.6%
3,932	Verizon Communications, Inc.	204,403

	Utilities — 5.1%
	Electric Utilities — 2.9%
2,015	Edison International	145,610
823	NextEra Energy, Inc.	100,616
2,987	Xcel Energy, Inc.	122,869

		369,095

	Multi-Utilities — 2.2%
3,134	CMS Energy Corp.	131,650
219	DTE Energy Co.	20,530
3,123	NiSource, Inc.	75,295

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
518	Sempra Energy	55,515

		282,990

	Total Utilities	652,085

	Total Common Stocks (Cost $10,453,695)	12,554,610

Short-Term Investment — 3.5%
	Investment Company — 3.5%
448,825	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $448,825)	448,825

	Total Investments — 101.8% (Cost $10,902,520)	13,003,435
	Liabilities in Excess of Other Assets — (1.8)%	(227,100)

	NET ASSETS — 100.0%	$12,776,335

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,223,711
Aggregate gross unrealized depreciation	(122,796)

Net unrealized appreciation/depreciation	$2,100,915

Federal income tax cost of investments	$10,902,520

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,003,435	$—	$—	$13,003,435

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Consumer Discretionary — 12.5%
	Auto Components — 0.4%
16	BorgWarner, Inc.	571
22	Delphi Automotive plc, (United Kingdom)	1,569
21	Goodyear Tire & Rubber Co. (The)	684
76	Johnson Controls International plc	3,543

		6,367

	Automobiles — 0.6%
315	Ford Motor Co.	3,799
115	General Motors Co.	3,642
14	Harley-Davidson, Inc.	759

		8,200

	Distributors — 0.1%
12	Genuine Parts Co.	1,207
25	LKQ Corp. (a)	878

		2,085

	Diversified Consumer Services — 0.0% (g)
18	H&R Block, Inc.	409

	Hotels, Restaurants & Leisure — 1.6%
35	Carnival Corp.	1,705
2	Chipotle Mexican Grill, Inc. (a)	994
10	Darden Restaurants, Inc.	624
26	Marriott International, Inc., Class A	1,745
69	McDonald’s Corp.	7,940
14	Royal Caribbean Cruises Ltd.	1,015
118	Starbucks Corp.	6,405
9	Wyndham Worldwide Corp.	597
6	Wynn Resorts Ltd.	624
30	Yum! Brands, Inc.	2,713

		24,362

	Household Durables — 0.5%
27	D.R. Horton, Inc.	825
9	Garmin Ltd., (Switzerland)	447
6	Harman International Industries, Inc.	475
11	Leggett & Platt, Inc.	491
15	Lennar Corp., Class A	642
5	Mohawk Industries, Inc. (a)	1,019
39	Newell Brands, Inc.	2,048
25	PulteGroup, Inc.	500
6	Whirlpool Corp.	987

		7,434

	Internet & Direct Marketing Retail — 2.5%
32	Amazon.com, Inc. (a)	26,575
10	Expedia, Inc.	1,134
35	Netflix, Inc. (a)	3,408
4	Priceline Group, Inc. (The) (a)	5,892
9	TripAdvisor, Inc. (a)	582

		37,591

	Leisure Products — 0.1%
9	Hasbro, Inc.	722
27	Mattel, Inc.	832

		1,554

	Media — 2.9%
33	CBS Corp. (Non-Voting), Class B	1,796
17	Charter Communications, Inc., Class A (a)	4,720
194	Comcast Corp., Class A	12,855
12	Discovery Communications, Inc., Class A (a)	328
18	Discovery Communications, Inc., Class C (a)	476
32	Interpublic Group of Cos., Inc. (The)	722
31	News Corp., Class A	429
10	News Corp., Class B	137
19	Omnicom Group, Inc.	1,622
8	Scripps Networks Interactive, Inc., Class A	487
17	TEGNA, Inc.	378
63	Time Warner, Inc.	4,995
86	Twenty-First Century Fox, Inc., Class A	2,079
39	Twenty-First Century Fox, Inc., Class B	972
28	Viacom, Inc., Class B	1,067
119	Walt Disney Co. (The)	11,074

		44,137

	Multiline Retail — 0.5%
21	Dollar General Corp.	1,463
19	Dollar Tree, Inc. (a)	1,501
14	Kohl’s Corp.	634
25	Macy’s, Inc.	922
9	Nordstrom, Inc.	486
46	Target Corp.	3,185

		8,191

	Specialty Retail — 2.5%
6	Advance Auto Parts, Inc.	886
5	AutoNation, Inc. (a)	261
2	AutoZone, Inc. (a)	1,812
12	Bed Bath & Beyond, Inc.	537

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
22	Best Buy Co., Inc.	850
15	CarMax, Inc. (a)	824
11	Foot Locker, Inc.	739
18	Gap, Inc. (The)	393
100	Home Depot, Inc. (The)	12,824
19	L Brands, Inc.	1,371
71	Lowe’s Cos., Inc.	5,094
8	O’Reilly Automotive, Inc. (a)	2,145
32	Ross Stores, Inc.	2,057
6	Signet Jewelers Ltd.	454
52	Staples, Inc.	448
9	Tiffany & Co.	629
53	TJX Cos., Inc. (The)	3,961
11	Tractor Supply Co.	726
5	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,125
7	Urban Outfitters, Inc. (a)	248

		37,384

	Textiles, Apparel & Luxury Goods — 0.8%
22	Coach, Inc.	823
30	Hanesbrands, Inc.	769
14	Michael Kors Holdings Ltd., (United Kingdom) (a)	638
109	NIKE, Inc., Class B	5,726
6	PVH Corp.	715
5	Ralph Lauren Corp.	460
15	Under Armour, Inc., Class A (a)	572
15	Under Armour, Inc., Class C (a)	503
27	V.F. Corp.	1,500

		11,706

	Total Consumer Discretionary	189,420

	Consumer Staples — 9.9%
	Beverages — 2.2%
15	Brown-Forman Corp., Class B	698
313	Coca-Cola Co. (The)	13,259
14	Constellation Brands, Inc., Class A	2,379
15	Dr. Pepper Snapple Group, Inc.	1,366
15	Molson Coors Brewing Co., Class B	1,632
11	Monster Beverage Corp. (a)	1,600
116	PepsiCo, Inc.	12,626

		33,560

	Food & Staples Retailing — 2.2%
35	Costco Wholesale Corp.	5,388
86	CVS Health Corp.	7,653
77	Kroger Co. (The)	2,272
41	Sysco Corp.	2,019
69	Walgreens Boots Alliance, Inc.	5,560
122	Wal-Mart Stores, Inc.	8,817
26	Whole Foods Market, Inc.	729

		32,438

	Food Products — 1.7%
47	Archer-Daniels-Midland Co.	1,979
16	Campbell Soup Co.	858
34	ConAgra Foods, Inc.	1,584
48	General Mills, Inc.	3,076
11	Hershey Co. (The)	1,082
22	Hormel Foods Corp.	827
9	JM Smucker Co. (The)	1,273
20	Kellogg Co.	1,576
48	Kraft Heinz Co. (The)	4,301
9	McCormick & Co., Inc. (Non-Voting)	927
15	Mead Johnson Nutrition Co.	1,177
125	Mondelez International, Inc., Class A	5,508
24	Tyson Foods, Inc., Class A	1,791

		25,959

	Household Products — 2.0%
21	Church & Dwight Co., Inc.	996
10	Clorox Co. (The)	1,307
72	Colgate-Palmolive Co.	5,331
29	Kimberly-Clark Corp.	3,659
215	Procter & Gamble Co. (The)	19,319

		30,612

	Personal Products — 0.1%
6	Coty, Inc., Class A	132
18	Estee Lauder Cos., Inc. (The), Class A	1,578

		1,710

	Tobacco — 1.7%
158	Altria Group, Inc.	9,965
125	Philip Morris International, Inc.	12,165
67	Reynolds American, Inc.	3,148

		25,278

	Total Consumer Staples	149,557

	Energy — 7.2%
	Energy Equipment & Services — 1.0%
35	Baker Hughes, Inc.	1,742
18	FMC Technologies, Inc. (a)	540
69	Halliburton Co.	3,117
9	Helmerich & Payne, Inc.	587

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
30	National Oilwell Varco, Inc.	1,119
112	Schlumberger Ltd.	8,821
28	Transocean Ltd., (Switzerland) (a)	295

		16,221

	Oil, Gas & Consumable Fuels — 6.2%
44	Anadarko Petroleum Corp.	2,789
31	Apache Corp.	1,955
38	Cabot Oil & Gas Corp.	968
53	Chesapeake Energy Corp. (a)	330
152	Chevron Corp.	15,661
8	Cimarex Energy Co.	1,030
11	Concho Resources, Inc. (a)	1,575
100	ConocoPhillips	4,342
42	Devon Energy Corp.	1,863
44	EOG Resources, Inc.	4,295
14	EQT Corp.	1,012
334	Exxon Mobil Corp.	29,192
22	Hess Corp.	1,164
155	Kinder Morgan, Inc.	3,582
68	Marathon Oil Corp.	1,080
43	Marathon Petroleum Corp.	1,731
13	Murphy Oil Corp.	397
16	Newfield Exploration Co. (a)	696
35	Noble Energy, Inc.	1,239
62	Occidental Petroleum Corp.	4,493
17	ONEOK, Inc.	872
36	Phillips 66	2,887
14	Pioneer Natural Resources Co.	2,540
15	Range Resources Corp.	588
40	Southwestern Energy Co. (a)	551
57	Spectra Energy Corp.	2,417
10	Tesoro Corp.	762
37	Valero Energy Corp.	1,972
55	Williams Cos., Inc. (The)	1,693

		93,676

	Total Energy	109,897

	Financials — 12.7%
	Banks — 5.4%
823	Bank of America Corp.	12,882
66	BB&T Corp.	2,478
234	Citigroup, Inc.	11,068
42	Citizens Financial Group, Inc.	1,035
14	Comerica, Inc.	664
62	Fifth Third Bancorp	1,265
88	Huntington Bancshares, Inc.	863
291	JPMorgan Chase & Co. (q)	19,400
87	KeyCorp	1,062
13	M&T Bank Corp.	1,468
25	People’s United Financial, Inc.	397
40	PNC Financial Services Group, Inc. (The)	3,571
101	Regions Financial Corp.	999
40	SunTrust Banks, Inc.	1,772
130	U.S. Bancorp	5,566
366	Wells Fargo & Co.	16,218
17	Zions Bancorporation	513

		81,221

	Capital Markets — 2.5%
4	Affiliated Managers Group, Inc. (a)	629
13	Ameriprise Financial, Inc.	1,299
86	Bank of New York Mellon Corp. (The)	3,434
10	BlackRock, Inc.	3,567
97	Charles Schwab Corp. (The)	3,066
27	CME Group, Inc.	2,857
22	E*TRADE Financial Corp. (a)	643
28	Franklin Resources, Inc.	1,008
30	Goldman Sachs Group, Inc. (The)	4,905
10	Intercontinental Exchange, Inc.	2,588
33	Invesco Ltd.	1,034
7	Legg Mason, Inc.	249
13	Moody’s Corp.	1,461
119	Morgan Stanley	3,807
9	Nasdaq, Inc.	622
17	Northern Trust Corp.	1,168
21	S&P Global, Inc.	2,695
30	State Street Corp.	2,059
20	T. Rowe Price Group, Inc.	1,333

		38,424

	Consumer Finance — 0.7%
63	American Express Co.	4,008
41	Capital One Financial Corp.	2,932
33	Discover Financial Services	1,841
26	Navient Corp.	370
64	Synchrony Financial	1,789

		10,940

	Diversified Financial Services — 1.5%
153	Berkshire Hathaway, Inc., Class B (a)	22,125
26	Leucadia National Corp.	498

		22,623

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 2.6%
33	Aflac, Inc.	2,374
30	Allstate Corp. (The)	2,073
82	American International Group, Inc.	4,868
21	Aon plc, (United Kingdom)	2,410
14	Arthur J. Gallagher & Co.	726
5	Assurant, Inc.	448
38	Chubb Ltd., (Switzerland)	4,714
12	Cincinnati Financial Corp.	911
31	Hartford Financial Services Group, Inc. (The)	1,333
19	Lincoln National Corp.	882
22	Loews Corp.	917
42	Marsh & McLennan Cos., Inc.	2,811
89	MetLife, Inc.	3,938
22	Principal Financial Group, Inc.	1,111
47	Progressive Corp. (The)	1,479
35	Prudential Financial, Inc.	2,878
9	Torchmark Corp.	574
23	Travelers Cos., Inc. (The)	2,664
19	Unum Group	668
10	Willis Towers Watson plc, (United Kingdom)	1,390
22	XL Group Ltd., (Bermuda)	746

		39,915

	Total Financials	193,123

	Health Care — 14.6%
	Biotechnology — 3.0%
131	AbbVie, Inc.	8,285
18	Alexion Pharmaceuticals, Inc. (a)	2,216
60	Amgen, Inc.	10,069
18	Biogen, Inc. (a)	5,532
63	Celgene Corp. (a)	6,535
106	Gilead Sciences, Inc.	8,422
6	Regeneron Pharmaceuticals, Inc. (a)	2,447
20	Vertex Pharmaceuticals, Inc. (a)	1,743

		45,249

	Health Care Equipment & Supplies — 2.8%
119	Abbott Laboratories	5,014
39	Baxter International, Inc.	1,879
17	Becton, Dickinson and Co.	3,087
110	Boston Scientific Corp. (a)	2,612
6	C.R. Bard, Inc.	1,329
4	Cooper Cos., Inc. (The)	704
49	Danaher Corp.	3,842
19	Dentsply Sirona, Inc.	1,117
17	Edwards Lifesciences Corp. (a)	2,070
22	Hologic, Inc. (a)	869
3	Intuitive Surgical, Inc. (a)	2,251
111	Medtronic plc, (Ireland)	9,630
23	St. Jude Medical, Inc.	1,833
25	Stryker Corp.	2,917
8	Varian Medical Systems, Inc. (a)	750
16	Zimmer Biomet Holdings, Inc.	2,098

		42,002

	Health Care Providers & Services — 2.6%
28	Aetna, Inc.	3,267
15	AmerisourceBergen Corp.	1,178
21	Anthem, Inc.	2,660
26	Cardinal Health, Inc.	1,997
14	Centene Corp. (a)	922
21	Cigna Corp.	2,697
13	DaVita HealthCare Partners, Inc. (a)	882
51	Express Scripts Holding Co. (a)	3,585
24	HCA Holdings, Inc. (a)	1,802
7	Henry Schein, Inc. (a)	1,075
12	Humana, Inc.	2,127
8	Laboratory Corp. of America Holdings (a)	1,134
18	McKesson Corp.	3,035
7	Patterson Cos., Inc.	309
11	Quest Diagnostics, Inc.	949
77	UnitedHealth Group, Inc.	10,755
7	Universal Health Services, Inc., Class B	895

		39,269

	Health Care Technology — 0.1%
24	Cerner Corp. (a)	1,497

	Life Sciences Tools & Services — 0.7%
26	Agilent Technologies, Inc.	1,237
12	Illumina, Inc. (a)	2,148
2	Mettler-Toledo International, Inc. (a)	897
9	PerkinElmer, Inc.	495
32	Thermo Fisher Scientific, Inc.	5,058
6	Waters Corp. (a)	1,030

		10,865

	Pharmaceuticals — 5.4%
32	Allergan plc (a)	7,355
135	Bristol-Myers Squibb Co.	7,267
78	Eli Lilly & Co.	6,288

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
16	Endo International plc, (Ireland) (a)	322
221	Johnson & Johnson	26,068
9	Mallinckrodt plc (a)	606
223	Merck & Co., Inc.	13,920
37	Mylan N.V. (a)	1,415
12	Perrigo Co. plc, (Ireland)	1,067
489	Pfizer, Inc.	16,571
40	Zoetis, Inc.	2,077

		82,956

	Total Health Care	221,838

	Industrials — 9.7%
	Aerospace & Defense — 2.1%
47	Boeing Co. (The)	6,165
23	General Dynamics Corp.	3,591
6	L-3 Communications Holdings, Inc.	939
20	Lockheed Martin Corp.	4,881
14	Northrop Grumman Corp.	3,082
24	Raytheon Co.	3,240
10	Rockwell Collins, Inc.	884
22	Textron, Inc.	864
4	TransDigm Group, Inc. (a)	1,168
63	United Technologies Corp.	6,378

		31,192

	Air Freight & Logistics — 0.7%
12	C.H. Robinson Worldwide, Inc.	811
15	Expeditors International of Washington, Inc.	752
20	FedEx Corp.	3,442
56	United Parcel Service, Inc., Class B	6,098

		11,103

	Airlines — 0.5%
10	Alaska Air Group, Inc.	654
43	American Airlines Group, Inc.	1,565
60	Delta Air Lines, Inc.	2,377
50	Southwest Airlines Co.	1,945
24	United Continental Holdings, Inc. (a)	1,242

		7,783

	Building Products — 0.1%
8	Allegion plc, (Ireland)	533
12	Fortune Brands Home & Security, Inc.	721
27	Masco Corp.	914

		2,168

	Commercial Services & Supplies — 0.3%
7	Cintas Corp.	776
15	Pitney Bowes, Inc.	272
19	Republic Services, Inc.	948
7	Stericycle, Inc. (a)	550
33	Waste Management, Inc.	2,093

		4,639

	Construction & Engineering — 0.1%
11	Fluor Corp.	576
10	Jacobs Engineering Group, Inc. (a)	507
12	Quanta Services, Inc. (a)	341

		1,424

	Electrical Equipment — 0.6%
4	Acuity Brands, Inc.	937
19	AMETEK, Inc.	896
37	Eaton Corp. plc	2,410
52	Emerson Electric Co.	2,829
10	Rockwell Automation, Inc.	1,277

		8,349

	Industrial Conglomerates — 2.5%
49	3M Co.	8,591
723	General Electric Co. (k)	21,409
61	Honeywell International, Inc.	7,155
8	Roper Technologies, Inc.	1,492

		38,647

	Machinery — 1.4%
47	Caterpillar, Inc.	4,183
13	Cummins, Inc.	1,604
23	Deere & Co.	1,992
13	Dover Corp.	922
11	Flowserve Corp.	507
24	Fortive Corp.	1,234
26	Illinois Tool Works, Inc.	3,088
21	Ingersoll-Rand plc	1,414
28	PACCAR, Inc.	1,662
11	Parker-Hannifin Corp.	1,356
13	Pentair plc, (United Kingdom)	863
5	Snap-on, Inc.	712
12	Stanley Black & Decker, Inc.	1,492
14	Xylem, Inc.	758

		21,787

	Professional Services — 0.3%
3	Dun & Bradstreet Corp. (The)	400
10	Equifax, Inc.	1,296
27	Nielsen Holdings plc	1,451
10	Robert Half International, Inc.	398
13	Verisk Analytics, Inc. (a)	1,030

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — continued

		4,575

	Road & Rail — 0.9%
76	CSX Corp.	2,327
7	J.B. Hunt Transport Services, Inc.	575
9	Kansas City Southern	813
24	Norfolk Southern Corp.	2,298
4	Ryder System, Inc.	285
67	Union Pacific Corp.	6,552

		12,850

	Trading Companies & Distributors — 0.2%
23	Fastenal Co.	974
7	United Rentals, Inc. (a)	545
4	W.W. Grainger, Inc.	1,008

		2,527

	Total Industrials	147,044

	Information Technology — 21.2%
	Communications Equipment — 1.1%
406	Cisco Systems, Inc.	12,868
5	F5 Networks, Inc. (a)	666
10	Harris Corp.	918
31	Juniper Networks, Inc.	743
13	Motorola Solutions, Inc.	1,026

		16,221

	Electronic Equipment, Instruments & Components — 0.4%
25	Amphenol Corp., Class A	1,617
84	Corning, Inc.	1,978
11	FLIR Systems, Inc.	348
29	TE Connectivity Ltd., (Switzerland)	1,846

		5,789

	Internet Software & Services — 4.5%
14	Akamai Technologies, Inc. (a)	747
24	Alphabet, Inc., Class A (a)	19,122
24	Alphabet, Inc., Class C (a)	18,526
85	eBay, Inc. (a)	2,786
187	Facebook, Inc., Class A (a)	24,034
7	VeriSign, Inc. (a)	586
71	Yahoo!, Inc. (a)	3,044

		68,845

	IT Services — 3.8%
50	Accenture plc, (Ireland), Class A	6,135
5	Alliance Data Systems Corp. (a)	1,013
37	Automatic Data Processing, Inc.	3,245
49	Cognizant Technology Solutions Corp., Class A (a)	2,336
12	CSRA, Inc.	316
26	Fidelity National Information Services, Inc.	2,037
18	Fiserv, Inc. (a)	1,764
12	Global Payments, Inc.	951
70	International Business Machines Corp.	11,145
77	MasterCard, Inc., Class A	7,871
26	Paychex, Inc.	1,498
91	PayPal Holdings, Inc. (a)	3,709
11	Teradata Corp. (a)	326
13	Total System Services, Inc.	629
152	Visa, Inc., Class A	12,583
39	Western Union Co. (The)	819
69	Xerox Corp.	695

		57,072

	Semiconductors & Semiconductor Equipment — 3.3%
25	Analog Devices, Inc.	1,598
87	Applied Materials, Inc.	2,629
32	Broadcom Ltd., (Singapore)	5,504
6	First Solar, Inc. (a)	245
382	Intel Corp.	14,405
13	KLA-Tencor Corp.	877
13	Lam Research Corp.	1,224
19	Linear Technology Corp.	1,146
17	Microchip Technology, Inc.	1,079
84	Micron Technology, Inc. (a)	1,489
43	NVIDIA Corp.	2,957
10	Qorvo, Inc. (a)	575
119	QUALCOMM, Inc.	8,142
15	Skyworks Solutions, Inc.	1,152
81	Texas Instruments, Inc.	5,679
20	Xilinx, Inc.	1,111

		49,812

	Software — 4.3%
55	Activision Blizzard, Inc.	2,437
40	Adobe Systems, Inc. (a)	4,362
16	Autodesk, Inc. (a)	1,139
25	CA, Inc.	838
13	Citrix Systems, Inc. (a)	1,071
24	Electronic Arts, Inc. (a)	2,072
20	Intuit, Inc.	2,174
629	Microsoft Corp.	36,204
243	Oracle Corp.	9,535
15	Red Hat, Inc. (a)	1,181

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
52	salesforce.com, Inc. (a)	3,705
50	Symantec Corp.	1,246

		65,964

	Technology Hardware, Storage & Peripherals — 3.8%
435	Apple, Inc.	49,134
134	Hewlett Packard Enterprise Co.	3,049
138	HP, Inc.	2,143
22	NetApp, Inc.	805
24	Seagate Technology plc	929
23	Western Digital Corp.	1,341

		57,401

	Total Information Technology	321,104

	Materials — 2.9%
	Chemicals — 2.1%
17	Air Products & Chemicals, Inc.	2,626
9	Albemarle Corp.	775
19	CF Industries Holdings, Inc.	458
91	Dow Chemical Co. (The)	4,711
71	E.I. du Pont de Nemours & Co.	4,723
12	Eastman Chemical Co.	806
21	Ecolab, Inc.	2,576
11	FMC Corp.	522
6	International Flavors & Fragrances, Inc.	918
27	LyondellBasell Industries N.V., Class A	2,218
35	Monsanto Co.	3,607
28	Mosaic Co. (The)	691
21	PPG Industries, Inc.	2,220
23	Praxair, Inc.	2,780
6	Sherwin-Williams Co. (The)	1,790

		31,421

	Construction Materials — 0.1%
5	Martin Marietta Materials, Inc.	916
11	Vulcan Materials Co.	1,221

		2,137

	Containers & Packaging — 0.4%
7	Avery Dennison Corp.	558
14	Ball Corp.	1,152
33	International Paper Co.	1,591
13	Owens-Illinois, Inc. (a)	240
16	Sealed Air Corp.	727
20	WestRock Co.	983

		5,251

	Metals & Mining — 0.3%
106	Alcoa, Inc.	1,076
99	Freeport-McMoRan, Inc.	1,070
43	Newmont Mining Corp.	1,682
26	Nucor Corp.	1,270

		5,098

	Total Materials	43,907

	Real Estate — 3.0%
	Equity Real Estate Investment Trusts (REITs) — 3.0%
34	American Tower Corp.	3,889
13	Apartment Investment & Management Co., Class A	580
11	AvalonBay Communities, Inc.	1,970
12	Boston Properties, Inc.	1,690
27	Crown Castle International Corp.	2,565
12	Digital Realty Trust, Inc.	1,150
6	Equinix, Inc.	2,065
29	Equity Residential	1,897
5	Essex Property Trust, Inc.	1,176
10	Extra Space Storage, Inc.	806
6	Federal Realty Investment Trust	880
47	General Growth Properties, Inc.	1,300
38	HCP, Inc.	1,431
60	Host Hotels & Resorts, Inc.	932
20	Iron Mountain, Inc.	741
34	Kimco Realty Corp.	981
10	Macerich Co. (The)	787
43	Prologis, Inc.	2,276
12	Public Storage	2,684
21	Realty Income Corp.	1,396
25	Simon Property Group, Inc.	5,247
8	SL Green Realty Corp.	875
22	UDR, Inc.	775
28	Ventas, Inc.	2,002
14	Vornado Realty Trust	1,403
29	Welltower, Inc.	2,158
60	Weyerhaeuser Co.	1,929

		45,585

	Real Estate Management & Development — 0.0% (g)
24	CBRE Group, Inc., Class A (a)	674

	Total Real Estate	46,259

	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
496	AT&T, Inc.	20,151
44	CenturyLink, Inc.	1,208

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Diversified Telecommunication Services — continued
95	Frontier Communications Corp.	394
23	Level 3 Communications, Inc. (a)	1,089
329	Verizon Communications, Inc.	17,091

	Total Telecommunication Services	39,933

	Utilities — 3.3%
	Electric Utilities — 2.0%
18	Alliant Energy Corp.	702
40	American Electric Power Co., Inc.	2,547
56	Duke Energy Corp.	4,448
26	Edison International	1,899
14	Entergy Corp.	1,108
26	Eversource Energy	1,386
74	Exelon Corp.	2,478
34	FirstEnergy Corp.	1,134
38	NextEra Energy, Inc.	4,608
40	PG&E Corp.	2,460
9	Pinnacle West Capital Corp.	681
55	PPL Corp.	1,891
79	Southern Co. (The)	4,050
41	Xcel Energy, Inc.	1,685

		31,077

	Independent Power & Renewable Electricity Producers — 0.1%
53	AES Corp.	683
25	NRG Energy, Inc.	285

		968

	Multi-Utilities — 1.1%
20	Ameren Corp.	962
35	CenterPoint Energy, Inc.	807
23	CMS Energy Corp.	945
25	Consolidated Edison, Inc.	1,849
50	Dominion Resources, Inc.	3,749
14	DTE Energy Co.	1,356
26	NiSource, Inc.	627
41	Public Service Enterprise Group, Inc.	1,709
12	SCANA Corp.	834
20	Sempra Energy	2,160
25	WEC Energy Group, Inc.	1,524

		16,522

	Water Utilities — 0.1%
14	American Water Works Co., Inc.	1,074

	Total Utilities	49,641

	Total Common Stocks (Cost $473,539)	1,511,723

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
25	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	1
25	Safeway, Inc., PDC CVR, expiring 01/30/18 (a)	2

	Total Rights (Cost $—)	3

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
6,610	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $6,610)	6,610

		—
	Total Investments — 100.0% (Cost $480,149)	1,518,336
	Liabilities in Excess of Other Assets — 0.0% (g)	(389)

	NET ASSETS — 100.0%	$1,517,947

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
61	E-mini S&P 500	12/16/16	USD	$6,589	$29

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2016.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,052,148
Aggregate gross unrealized depreciation	(13,961)

Net unrealized appreciation/depreciation	$1,038,187

Federal income tax cost of investments	$480,149

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,518,333	$—	$3	$1,518,336

Appreciation in Other Financial Instruments
Futures Contracts	$29	$—	$—	$29

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Consumer Discretionary — 13.7%
	Diversified Consumer Services — 0.1%
2	Graham Holdings Co., Class B	1,059

	Hotels, Restaurants & Leisure — 2.9%
10	Brinker International, Inc.	479
25	Darden Restaurants, Inc.	1,539
843	International Game Technology plc	20,562
43	Vail Resorts, Inc.	6,730

		29,310

	Household Durables — 1.5%
514	D.R. Horton, Inc.	15,520

	Internet & Direct Marketing Retail — 1.2%
168	Groupon, Inc. (a)	863
595	Liberty Interactive Corp. QVC Group, Class A (a)	11,898

		12,761

	Leisure Products — 2.2%
51	Hasbro, Inc.	4,022
535	Mattel, Inc.	16,194
70	Vista Outdoor, Inc. (a)	2,782

		22,998

	Media — 0.4%
35	Discovery Communications, Inc., Class C (a)	921
134	Interpublic Group of Cos., Inc. (The)	2,997

		3,918

	Multiline Retail — 0.6%
13	Dollar Tree, Inc. (a)	1,002
127	Macy’s, Inc.	4,687

		5,689

	Specialty Retail — 2.9%
382	Best Buy Co., Inc.	14,593
241	Michaels Cos., Inc. (The) (a)	5,813
5	Murphy USA, Inc. (a)	335
264	Urban Outfitters, Inc. (a)	9,096

		29,837

	Textiles, Apparel & Luxury Goods — 1.9%
174	PVH Corp.	19,249

	Total Consumer Discretionary	140,341

	Consumer Staples — 7.0%
	Food & Staples Retailing — 1.4%
165	Rite Aid Corp. (a)	1,268
229	Sysco Corp.	11,228
84	US Foods Holding Corp. (a)	1,993

		14,489

	Food Products — 5.1%
145	Ingredion, Inc.	19,294
480	Pilgrim’s Pride Corp.	10,129
300	Tyson Foods, Inc., Class A	22,431

		51,854

	Personal Products — 0.5%
73	Herbalife Ltd. (a)	4,544
5	Nu Skin Enterprises, Inc., Class A	304

		4,848

	Total Consumer Staples	71,191

	Energy — 6.8%
	Energy Equipment & Services — 1.2%
9	Baker Hughes, Inc.	444
290	Ensco plc, (United Kingdom), Class A	2,467
300	Nabors Industries Ltd.	3,651
70	Rowan Cos. plc, Class A	1,057
264	Superior Energy Services, Inc.	4,731

		12,350

	Oil, Gas & Consumable Fuels — 5.6%
41	Cimarex Energy Co.	5,556
96	Devon Energy Corp.	4,239
66	EQT Corp.	4,793
30	Gulfport Energy Corp. (a)	853
559	Marathon Oil Corp.	8,844
52	Marathon Petroleum Corp.	2,111
57	Murphy Oil Corp.	1,733
9	Noble Energy, Inc.	304
28	ONEOK, Inc.	1,449
69	PBF Energy, Inc., Class A	1,560
388	QEP Resources, Inc.	7,585
62	Tesoro Corp.	4,917
36	Valero Energy Corp.	1,881
197	World Fuel Services Corp.	9,109
201	WPX Energy, Inc. (a)	2,654

		57,588

	Total Energy	69,938

	Financials — 9.9%
	Banks — 2.7%
42	Citizens Financial Group, Inc.	1,048
64	East West Bancorp, Inc.	2,364
29	Fifth Third Bancorp	583
394	Popular, Inc., (Puerto Rico)	15,055
349	Regions Financial Corp.	3,446
14	Signature Bank (a)	1,599
25	SVB Financial Group (a)	2,741
34	Zions Bancorporation	1,051

		27,887

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — 1.2%
11	Intercontinental Exchange, Inc.	3,017
20	Lazard Ltd., (Bermuda), Class A	735
82	MSCI, Inc.	6,841
16	Nasdaq, Inc.	1,087
11	Raymond James Financial, Inc.	629

		12,309

	Consumer Finance — 1.9%
159	Discover Financial Services	8,963
356	Synchrony Financial	9,965

		18,928

	Insurance — 4.1%
73	Allied World Assurance Co. Holdings AG, (Switzerland)	2,955
75	American Financial Group, Inc.	5,595
5	American National Insurance Co.	659
23	Aon plc, (United Kingdom)	2,598
17	Arch Capital Group Ltd., (Bermuda) (a)	1,383
36	Aspen Insurance Holdings Ltd., (Bermuda)	1,663
36	Assurant, Inc.	3,298
53	Assured Guaranty Ltd., (Bermuda)	1,482
22	Endurance Specialty Holdings Ltd., (Bermuda)	1,407
8	Everest Re Group Ltd., (Bermuda)	1,577
17	First American Financial Corp.	660
15	FNF Group	544
78	Hanover Insurance Group, Inc. (The)	5,845
49	Hartford Financial Services Group, Inc. (The)	2,085
33	Lincoln National Corp.	1,560
44	Principal Financial Group, Inc.	2,277
23	Torchmark Corp.	1,439
102	Unum Group	3,602
34	Validus Holdings Ltd., (Bermuda)	1,704

		42,333

	Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
25	Annaly Capital Management, Inc.	261
12	Chimera Investment Corp.	190

		451

	Total Financials	101,908

	Health Care — 10.6%
	Biotechnology — 1.5%
28	ACADIA Pharmaceuticals, Inc. (a)	903
42	Alkermes plc, (Ireland) (a)	1,989
22	Alnylam Pharmaceuticals, Inc. (a)	1,512
35	BioMarin Pharmaceutical, Inc. (a)	3,201
42	Incyte Corp. (a)	3,979
11	Intercept Pharmaceuticals, Inc. (a)	1,745
18	Neurocrine Biosciences, Inc. (a)	927
18	Seattle Genetics, Inc. (a)	988

		15,244

	Health Care Equipment & Supplies — 4.3%
6	C.R. Bard, Inc.	1,368
145	Hill-Rom Holdings, Inc.	8,999
326	Hologic, Inc. (a)	12,655
38	St. Jude Medical, Inc.	3,055
137	Zimmer Biomet Holdings, Inc.	17,865

		43,942

	Health Care Providers & Services — 3.5%
198	AmerisourceBergen Corp.	15,986
78	Centene Corp. (a)	5,247
10	Cigna Corp.	1,316
4	Humana, Inc.	655
88	Premier, Inc., Class A (a)	2,839
390	Tenet Healthcare Corp. (a)	8,831
12	WellCare Health Plans, Inc. (a)	1,440

		36,314

	Life Sciences Tools & Services — 0.1%
51	VWR Corp. (a)	1,441

	Pharmaceuticals — 1.2%
177	Endo International plc, (Ireland) (a)	3,575
66	Mallinckrodt plc (a)	4,598
42	Perrigo Co. plc, (Ireland)	3,915

		12,088

	Total Health Care	109,029

	Industrials — 10.5%
	Aerospace & Defense — 3.0%
99	BWX Technologies, Inc.	3,806
117	Huntington Ingalls Industries, Inc.	18,014
32	L-3 Communications Holdings, Inc.	4,793
4	Northrop Grumman Corp.	770
80	Spirit AeroSystems Holdings, Inc., Class A (a)	3,577

		30,960

	Airlines — 0.6%
348	JetBlue Airways Corp. (a)	6,005

	Commercial Services & Supplies — 1.4%
320	KAR Auction Services, Inc.	13,803
32	R.R. Donnelley & Sons Co.	495

		14,298

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction & Engineering — 2.3%
545	AECOM (a)	16,194
34	Fluor Corp.	1,750
87	Jacobs Engineering Group, Inc. (a)	4,515
62	KBR, Inc.	938

		23,397

	Electrical Equipment — 0.5%
82	Regal Beloit Corp.	4,902

	Machinery — 2.1%
156	Crane Co.	9,855
48	Ingersoll-Rand plc	3,234
72	Parker-Hannifin Corp.	9,057

		22,146

	Professional Services — 0.5%
147	TransUnion (a)	5,054

	Road & Rail — 0.1%
19	Landstar System, Inc.	1,314

	Total Industrials	108,076

	Information Technology — 16.9%
	Communications Equipment — 1.2%
319	ARRIS International plc (a)	9,049
23	F5 Networks, Inc. (a)	2,879

		11,928

	Electronic Equipment, Instruments & Components — 0.7%
9	Arrow Electronics, Inc. (a)	569
79	Avnet, Inc.	3,260
154	Fitbit, Inc., Class A (a)	2,290
22	Ingram Micro, Inc., Class A	795

		6,914

	Internet Software & Services — 1.7%
195	IAC/InterActive Corp.	12,163
135	Yelp, Inc. (a)	5,634

		17,797

	IT Services — 4.2%
192	Computer Sciences Corp.	10,014
227	CoreLogic, Inc. (a)	8,903
32	Leidos Holdings, Inc.	1,385
44	Teradata Corp. (a)	1,376
86	Total System Services, Inc.	4,064
266	Vantiv, Inc., Class A (a)	14,945
258	Xerox Corp.	2,609

		43,296

	Semiconductors & Semiconductor Equipment — 3.8%
398	Applied Materials, Inc.	12,000
26	Lam Research Corp.	2,472
1,494	Marvell Technology Group Ltd., (Bermuda)	19,825
88	ON Semiconductor Corp. (a)	1,082
47	Skyworks Solutions, Inc.	3,540

		38,919

	Software — 3.3%
76	Activision Blizzard, Inc.	3,380
260	CA, Inc.	8,611
515	Cadence Design Systems, Inc. (a)	13,140
98	Citrix Systems, Inc. (a)	8,335

		33,466

	Technology Hardware, Storage & Peripherals — 2.0%
301	NCR Corp. (a)	9,680
184	Western Digital Corp.	10,770

		20,450

	Total Information Technology	172,770

	Materials — 5.8%
	Chemicals — 1.7%
326	Cabot Corp.	17,059
13	Huntsman Corp.	218

		17,277

	Containers & Packaging — 2.5%
56	Avery Dennison Corp.	4,318
247	Berry Plastics Group, Inc. (a)	10,835
85	Crown Holdings, Inc. (a)	4,853
97	International Paper Co.	4,630
33	Sealed Air Corp.	1,489

		26,125

	Metals & Mining — 1.6%
23	Newmont Mining Corp.	908
9	Nucor Corp.	440
68	Reliance Steel & Aluminum Co.	4,912
392	Steel Dynamics, Inc.	9,789

		16,049

	Total Materials	59,451

	Real Estate — 10.4%
	Equity Real Estate Investment Trusts (REITs) — 10.4%
66	American Campus Communities, Inc.	3,352
307	American Homes 4 Rent, Class A	6,652
60	Apartment Investment & Management Co., Class A	2,732
9	Boston Properties, Inc.	1,240
289	Brandywine Realty Trust	4,519
133	Brixmor Property Group, Inc.	3,702
181	Corporate Office Properties Trust	5,137

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
20	Crown Castle International Corp.	1,913
87	CyrusOne, Inc.	4,158
47	DDR Corp.	826
12	Digital Realty Trust, Inc.	1,175
33	Douglas Emmett, Inc.	1,220
64	Equinix, Inc.	23,164
311	Equity Commonwealth (a)	9,394
50	Equity LifeStyle Properties, Inc.	3,820
47	Liberty Property Trust	1,884
15	Mid-America Apartment Communities, Inc.	1,447
59	Post Properties, Inc.	3,895
25	Regency Centers Corp.	1,953
153	Retail Properties of America, Inc., Class A	2,564
99	Senior Housing Properties Trust	2,257
4	SL Green Realty Corp.	400
156	Spirit Realty Capital, Inc.	2,078
28	Taubman Centers, Inc.	2,106
3	Ventas, Inc.	224
45	Vornado Realty Trust	4,595
15	Welltower, Inc.	1,114
207	Weyerhaeuser Co.	6,618
37	WP Carey, Inc.	2,388

	Total Real Estate	106,527

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.6%
212	CenturyLink, Inc.	5,804

	Wireless Telecommunication Services — 0.1%
177	Sprint Corp. (a)	1,172

	Total Telecommunication Services	6,976

	Utilities — 6.1%
	Electric Utilities — 1.9%
78	Alliant Energy Corp.	2,980
117	Edison International	8,446
79	Entergy Corp.	6,069
67	Great Plains Energy, Inc.	1,837
8	Pinnacle West Capital Corp.	608

		19,940

	Gas Utilities — 1.1%
244	UGI Corp.	11,036

	Independent Power & Renewable Electricity Producers — 0.3%
243	AES Corp.	3,123

	Multi-Utilities — 2.8%
48	Ameren Corp.	2,356
125	CenterPoint Energy, Inc.	2,902
117	CMS Energy Corp.	4,911
36	Consolidated Edison, Inc.	2,688
63	DTE Energy Co.	5,854
94	Public Service Enterprise Group, Inc.	3,932
58	Sempra Energy	6,174

		28,817

	Total Utilities	62,916

	Total Common Stocks (Cost $847,519)	1,009,123

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
121	Safeway, Inc., PDC CVR, expiring 01/30/17 (a)	6
121	Safeway, Inc., PDC CVR, expiring 01/30/18 (a)	8

	Total Rights (Cost $ -)	14

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
21,712	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $21,712)	21,712

	Total Investments — 100.5% (Cost $869,231)	1,030,849
	Liabilities in Excess of Other Assets — (0.5)%	(4,661)

	NET ASSETS — 100.0%	$1,026,188

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
97	S&P MidCap 400	12/16/16	USD	$15,031	$256

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights.
PDC	—	Property Development Center.
USD	—	United States Dollar.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,773
Aggregate gross unrealized depreciation	(32,155)

Net unrealized appreciation/depreciation	$161,618

Federal income tax cost of investments	$869,231

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,030,835	—	14	$1,030,849

Appreciation in Other Financial Instruments
Futures Contracts	$256	$—	$—	$256

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 4.5%
667	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	5,987
6,738	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	67,987
5,496	JPMorgan Research Market Neutral Fund, Institutional Class Shares (a)	80,181
5,958	JPMorgan Systematic Alpha Fund, Class R6 Shares	90,210

	Total Alternative Assets	244,365

	Fixed Income — 44.2%
78,694	JPMorgan Core Bond Fund, Class R6 Shares	942,754
65,523	JPMorgan Core Plus Bond Fund, Class R6 Shares	552,356
6,969	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	58,682
18,881	JPMorgan Floating Rate Income Fund, Class R6 Shares	177,106
1,155	JPMorgan Government Bond Fund, Select Class Shares	12,627
36,363	JPMorgan High Yield Fund, Class R6 Shares	266,904
7,721	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	80,294
21,665	JPMorgan Limited Duration Bond Fund, Class R6 Shares	217,515
7,865	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	91,313
1,938	JPMorgan Unconstrained Debt Fund, Class R6 Shares	19,364

	Total Fixed Income	2,418,915

	International Equity — 14.5%
4,973	JPMorgan Emerging Economies Fund, Class R6 Shares	58,431
2,606	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	58,996
9,706	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	181,503
6,274	JPMorgan International Equity Fund, Class R6 Shares	92,409
17,322	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	277,505
4,602	JPMorgan Intrepid European Fund, Institutional Class Shares	106,619
1,178	JPMorgan Latin America Fund, Class R6 Shares	15,935

	Total International Equity	791,398

	Money Market — 0.9%
50,816	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	50,816

	U.S. Equity — 35.8%
4,101	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	114,417
6,100	JPMorgan Equity Income Fund, Class R6 Shares	87,959
8,766	JPMorgan Intrepid America Fund, Class R6 Shares	315,826
3,892	JPMorgan Intrepid Growth Fund, Class R6 Shares	165,002
5,996	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	127,900
1,641	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	58,663
10,303	JPMorgan Large Cap Value Fund, Class R6 Shares	137,752
18,300	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	206,057
172	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	4,827
724	JPMorgan Small Cap Value Fund, Class R6 Shares	20,264
1,179	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	20,760
30,730	JPMorgan U.S. Equity Fund, Class R6 Shares	445,283
5,472	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	153,860
3,241	JPMorgan Value Advantage Fund, Institutional Class Shares	97,252

	Total U.S. Equity	1,955,822

	Total Investments — 99.9% (Cost $4,698,297)	5,461,316
	Other Assets in Excess of Liabilities — 0.1%	5,997

	NET ASSETS — 100.0%	$5,467,313

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$819,051
Aggregate gross unrealized depreciation	(56,032)

Net unrealized appreciation/depreciation	$763,019

Federal income tax cost of investments	$4,698,297

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,461,316	$—	$—	$5,461,316

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.1% (b)
	Alternative Assets — 5.0%
555	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	4,979
5,807	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	58,590
4,523	JPMorgan Research Market Neutral Fund, Institutional Class Shares (a)	65,989
5,551	JPMorgan Systematic Alpha Fund, Class R6 Shares	84,038

	Total Alternative Assets	213,596

	Fixed Income — 64.0%
95,833	JPMorgan Core Bond Fund, Class R6 Shares	1,148,074
67,463	JPMorgan Core Plus Bond Fund, Class R6 Shares	568,715
5,032	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	42,370
18,040	JPMorgan Floating Rate Income Fund, Class R6 Shares	169,211
3,199	JPMorgan Government Bond Fund, Select Class Shares	34,967
33,032	JPMorgan High Yield Fund, Class R6 Shares	242,453
9,650	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	100,361
34,522	JPMorgan Limited Duration Bond Fund, Class R6 Shares	346,605
8,656	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	100,498
1,793	JPMorgan Unconstrained Debt Fund, Class R6 Shares	17,909

	Total Fixed Income	2,771,163

	International Equity — 8.3%
2,261	JPMorgan Emerging Economies Fund, Class R6 Shares	26,564
1,230	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	27,837
2,717	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	50,805
2,807	JPMorgan International Equity Fund, Class R6 Shares	41,350
9,735	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	155,952
2,106	JPMorgan Intrepid European Fund, Institutional Class Shares	48,786
697	JPMorgan Latin America Fund, Class R6 Shares	9,431

	Total International Equity	360,725

	Money Market — 1.0%
45,353	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	45,353

	U.S. Equity — 21.8%
1,774	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	49,486
4,964	JPMorgan Equity Income Fund, Class R6 Shares	71,587
5,056	JPMorgan Intrepid America Fund, Class R6 Shares	182,164
2,467	JPMorgan Intrepid Growth Fund, Class R6 Shares	104,558
2,482	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	52,936
1,547	JPMorgan Large Cap Value Fund, Class R6 Shares	20,681
5,620	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	63,282
1,435	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	40,287
1,126	JPMorgan Small Cap Value Fund, Class R6 Shares	31,512
851	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	14,986
12,265	JPMorgan U.S. Equity Fund, Class R6 Shares	177,714
2,264	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	63,663
2,330	JPMorgan Value Advantage Fund, Institutional Class Shares	69,930

	Total U.S. Equity	942,786

	Total Investments — 100.1% (Cost $3,916,122)	4,333,623
	Liabilities in Excess of Other Assets — (0.1)%	(2,168)

	NET ASSETS — 100.0%	$4,331,455

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$460,218
Aggregate gross unrealized depreciation	(42,717)

Net unrealized appreciation/depreciation	$417,501

Federal income tax cost of investments	$3,916,122

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,333,623	$—	$—	$4,333,623

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7% (b)
	Alternative Assets — 3.7%
1,126	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	10,115
2,860	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	28,855
2,206	JPMorgan Research Market Neutral Fund, Institutional Class Shares (a)	32,182
3,059	JPMorgan Systematic Alpha Fund, Class R6 Shares	46,312

	Total Alternative Assets	117,464

	Fixed Income — 28.2%
24,530	JPMorgan Core Bond Fund, Class R6 Shares	293,867
24,145	JPMorgan Core Plus Bond Fund, Class R6 Shares	203,544
2,259	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	19,025
12,612	JPMorgan Floating Rate Income Fund, Class R6 Shares	118,301
1,065	JPMorgan Government Bond Fund, Select Class Shares	11,641
20,527	JPMorgan High Yield Fund, Class R6 Shares	150,669
3,912	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	40,680
2,379	JPMorgan Limited Duration Bond Fund, Class R6 Shares	23,889
2,022	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	23,477
1,132	JPMorgan Unconstrained Debt Fund, Class R6 Shares	11,306

	Total Fixed Income	896,399

	International Equity — 17.7%
3,945	JPMorgan Emerging Economies Fund, Class R6 Shares	46,351
1,957	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	44,312
6,216	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	116,246
6,219	JPMorgan International Equity Fund, Class R6 Shares	91,601
9,622	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	154,150
1,237	JPMorgan International Unconstrained Equity Fund, Class R6 Shares	22,383
3,557	JPMorgan Intrepid European Fund, Institutional Class Shares	82,405
399	JPMorgan Latin America Fund, Class R6 Shares	5,400

	Total International Equity	562,848

	Money Market — 0.7%
21,794	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	21,794

	U.S. Equity — 49.4%
1,557	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	43,438
3,529	JPMorgan Equity Income Fund, Class R6 Shares	50,884
8,422	JPMorgan Intrepid America Fund, Class R6 Shares	303,435
2,253	JPMorgan Intrepid Growth Fund, Class R6 Shares	95,504
2,411	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	51,433
4,692	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	167,734
13,866	JPMorgan Large Cap Value Fund, Class R6 Shares	185,392
12,217	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	137,560
1,019	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	28,598
1,532	JPMorgan Small Cap Value Fund, Class R6 Shares	42,854
743	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	13,082
21,163	JPMorgan U.S. Equity Fund, Class R6 Shares	306,656
3,058	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	86,004
1,905	JPMorgan Value Advantage Fund, Institutional Class Shares	57,157

	Total U.S. Equity	1,569,731

	Total Investments — 99.7% (Cost $2,564,002)	3,168,236
	Other Assets in Excess of Liabilities — 0.3%	9,422

	NET ASSETS — 100.0%	$3,177,658

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$644,866
Aggregate gross unrealized depreciation	(40,632)

Net unrealized appreciation/depreciation	$604,234

Federal income tax cost of investments	$2,564,002

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,168,236	$—	$—	$3,168,236

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 1.6%
771	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	6,923
582	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	5,871
309	JPMorgan Research Market Neutral Fund, Institutional Class Shares (a)	4,506
1,420	JPMorgan Systematic Alpha Fund, Class R6 Shares	21,494

	Total Alternative Assets	38,794

	Fixed Income — 9.8%
6,826	JPMorgan Core Bond Fund, Class R6 Shares	81,777
3,427	JPMorgan Core Plus Bond Fund, Class R6 Shares	28,892
1,367	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	11,513
2,361	JPMorgan Floating Rate Income Fund, Class R6 Shares	22,145
11,338	JPMorgan High Yield Fund, Class R6 Shares	83,219
1,109	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	11,536
425	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	4,936
409	JPMorgan Unconstrained Debt Fund, Class R6 Shares	4,082

	Total Fixed Income	248,100

	International Equity — 21.4%
3,943	JPMorgan Emerging Economies Fund, Class R6 Shares	46,334
2,096	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	47,443
3,617	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	67,631
7,272	JPMorgan International Equity Fund, Class R6 Shares	107,111
8,628	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	138,217
3,097	JPMorgan International Unconstrained Equity Fund, Class R6 Shares	56,061
2,998	JPMorgan Intrepid European Fund, Institutional Class Shares	69,469
515	JPMorgan Latin America Fund, Class R6 Shares	6,963

	Total International Equity	539,229

	Money Market — 0.9%
23,740	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (l)	23,740

	U.S. Equity — 66.2%
912	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	25,455
2,658	JPMorgan Equity Income Fund, Class R6 Shares	38,335
7,571	JPMorgan Intrepid America Fund, Class R6 Shares	272,766
2,972	JPMorgan Intrepid Growth Fund, Class R6 Shares	125,988
4,069	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	86,799
5,300	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	189,461
18,540	JPMorgan Large Cap Value Fund, Class R6 Shares	247,874
13,355	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	150,376
1,153	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	32,360
1,641	JPMorgan Small Cap Value Fund, Class R6 Shares	45,923
289	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	5,082
22,264	JPMorgan U.S. Equity Fund, Class R6 Shares	322,610
2,996	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	84,233
1,439	JPMorgan Value Advantage Fund, Institutional Class Shares	43,176

	Total U.S. Equity	1,670,438

	Total Investments — 99.9% (Cost $1,944,761)	2,520,301
	Other Assets in Excess of Liabilities — 0.1%	1,933

	NET ASSETS — 100.0%	$2,522,234

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$599,387
Aggregate gross unrealized depreciation	(23,846)

Net unrealized appreciation/depreciation	$575,541

Federal income tax cost of investments	$1,944,760

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,520,301	$—	$—	$2,520,301

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Consumer Discretionary — 20.6%
	Automobiles — 0.5%
365	Tesla Motors, Inc. (a)	74,471

	Hotels, Restaurants & Leisure — 1.3%
3,260	Starbucks Corp.	176,522

	Household Durables — 0.7%
1,924	Newell Brands, Inc.	101,297

	Internet & Direct Marketing Retail — 8.4%
972	Amazon.com, Inc. (a)	813,983
1,914	Netflix, Inc. (a)	188,644
84	Priceline Group, Inc. (The) (a)	123,164

		1,125,791

	Media — 2.8%
5,615	Comcast Corp., Class A	372,499

	Specialty Retail — 6.9%
3,966	Home Depot, Inc. (The)	510,383
2,200	Ross Stores, Inc.	141,428
1,134	Ulta Salon Cosmetics & Fragrance, Inc. (a)	269,822

		921,633

	Total Consumer Discretionary	2,772,213

	Consumer Staples — 5.7%
	Beverages — 2.3%
680	Constellation Brands, Inc., Class A	113,263
1,337	Monster Beverage Corp. (a)	196,241

		309,504

	Food & Staples Retailing — 1.8%
1,188	Walgreens Boots Alliance, Inc.	95,801
2,093	Wal-Mart Stores, Inc.	150,933

		246,734

	Tobacco — 1.6%
4,409	Reynolds American, Inc.	207,884

	Total Consumer Staples	764,122

	Energy — 0.8%
	Oil, Gas & Consumable Fuels — 0.8%
567	Pioneer Natural Resources Co.	105,171

	Financials — 3.3%
	Capital Markets — 3.3%
3,331	Charles Schwab Corp. (The)	105,144
511	Intercontinental Exchange, Inc.	137,573
971	Moody’s Corp.	105,129
747	S&P Global, Inc.	94,578

	Total Financials	442,424

	Health Care — 13.2%
	Biotechnology — 4.7%
67	Alexion Pharmaceuticals, Inc. (a)	8,210
31	Biogen, Inc. (a)	9,641
317	BioMarin Pharmaceutical, Inc. (a)	29,292
362	Celgene Corp. (a)	37,861
3,086	Gilead Sciences, Inc.	244,140
190	Incyte Corp. (a)	17,906
428	Regeneron Pharmaceuticals, Inc. (a)	172,105
1,172	Vertex Pharmaceuticals, Inc. (a)	102,184

		621,339

	Health Care Equipment & Supplies — 4.8%
921	Becton, Dickinson and Co.	165,442
7,750	Boston Scientific Corp. (a)	184,457
410	Intuitive Surgical, Inc. (a)	297,470

		647,369

	Life Sciences Tools & Services — 2.3%
982	Illumina, Inc. (a)	178,426
841	Thermo Fisher Scientific, Inc.	133,779

		312,205

	Pharmaceuticals — 1.4%
1,059	Bristol-Myers Squibb Co.	57,080
1,101	Johnson & Johnson	130,108

		187,188

	Total Health Care	1,768,101

	Industrials — 7.4%
	Aerospace & Defense — 1.0%
608	Northrop Grumman Corp.	129,975

	Airlines — 2.0%
6,760	Delta Air Lines, Inc.	266,077

	Electrical Equipment — 1.3%
666	Acuity Brands, Inc.	176,224

	Industrial Conglomerates — 3.1%
2,467	Honeywell International, Inc.	287,674
707	Roper Technologies, Inc.	129,025

		416,699

	Total Industrials	988,975

	Information Technology — 42.4%
	Electronic Equipment, Instruments & Components — 0.3%
679	Amphenol Corp., Class A	44,055

	Internet Software & Services — 11.8%
1,047	Alphabet, Inc., Class C (a)	814,026

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
5,164	Facebook, Inc., Class A (a)	662,425
1,346	VeriSign, Inc. (a)	105,311

		1,581,762

	IT Services — 10.6%
1,241	Accenture plc, (Ireland), Class A	151,625
1,509	Cognizant Technology Solutions Corp., Class A (a)	71,980
3,945	MasterCard, Inc.	401,442
2,493	PayPal Holdings, Inc. (a)	102,118
3,201	Vantiv, Inc., Class A (a)	180,103
6,254	Visa, Inc., Class A	517,181

		1,424,449

	Semiconductors & Semiconductor Equipment — 6.2%
4,234	Applied Materials, Inc.	127,655
1,479	Broadcom Ltd., (Singapore)	255,088
4,357	NVIDIA Corp.	298,521
1,482	NXP Semiconductors N.V., (Netherlands) (a)	151,199

		832,463

	Software — 10.8%
5,104	Activision Blizzard, Inc.	226,107
2,614	Adobe Systems, Inc. (a)	283,745
1,535	Electronic Arts, Inc. (a)	131,131
5,490	Microsoft Corp.	316,213
3,140	salesforce.com, Inc. (a)	223,948
2,472	ServiceNow, Inc. (a)	195,667
1,236	Splunk, Inc. (a)	72,505

		1,449,316

	Technology Hardware, Storage & Peripherals — 2.7%
3,232	Apple, Inc.	365,365

	Total Information Technology	5,697,410

	Materials — 4.6%
	Chemicals — 3.3%
1,205	Ecolab, Inc.	146,673
481	LyondellBasell Industries N.V., Class A	38,814
379	PPG Industries, Inc.	39,173
813	Sherwin-Williams Co. (The)	224,924

		449,584

	Construction Materials — 1.3%
1,497	Vulcan Materials Co.	170,265

	Total Materials	619,849

	Real Estate — 0.6%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
223	Equinix, Inc.	80,444

	Total Common Stocks (Cost $8,811,325)	13,238,709

Short-Term Investment — 1.6%
	Investment Company — 1.6%
217,121	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $217,121)	217,121

	Total Investments — 100.2% (Cost $9,028,446)	13,455,830
	Liabilities in Excess of Other Assets — (0.2)%	(24,153)

	NET ASSETS — 100.0%	$13,431,677

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,500,427
Aggregate gross unrealized depreciation	(73,043)

Net unrealized appreciation/depreciation	$4,427,384

Federal income tax cost of investments	$9,028,446

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,455,830	$—	$—	$13,455,830

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Consumer Discretionary — 26.9%
	Auto Components — 4.4%
356	Delphi Automotive plc, (United Kingdom)	25,361
187	Magna International, Inc., (Canada)	8,036

		33,397

	Automobiles — 4.2%
271	Ford Motor Co.	3,269
891	General Motors Co.	28,304

		31,573

	Hotels, Restaurants & Leisure — 7.9%
344	Arcos Dorados Holdings, Inc., (Uruguay), Class A (a)	1,815
153	Bloomin’ Brands, Inc.	2,639
525	Carnival Corp.	25,650
59	DineEquity, Inc.	4,641
337	Royal Caribbean Cruises Ltd.	25,221

		59,966

	Household Durables — 6.2%
97	CalAtlantic Group, Inc.	3,227
222	Harman International Industries, Inc.	18,773
340	MDC Holdings, Inc.	8,775
51	Meritage Homes Corp. (a)	1,784
104	PulteGroup, Inc.	2,086
413	Toll Brothers, Inc. (a)	12,332

		46,977

	Leisure Products — 0.4%
61	Brunswick Corp.	2,975

	Media — 3.3%
14	Charter Communications, Inc., Class A (a)	3,836
270	DISH Network Corp., Class A (a)	14,813
46	Time Warner, Inc.	3,646
108	Twenty-First Century Fox, Inc., Class A	2,616

		24,911

	Specialty Retail — 0.5%
95	Best Buy Co., Inc.	3,616

	Total Consumer Discretionary	203,415

	Consumer Staples — 3.3%
	Beverages — 1.2%
78	Molson Coors Brewing Co., Class B	8,597

	Food & Staples Retailing — 1.8%
468	Kroger Co. (The)	13,875

	Tobacco — 0.3%
22	Philip Morris International, Inc.	2,149

	Total Consumer Staples	24,621

	Energy — 12.4%
	Energy Equipment & Services — 1.2%
112	Ensco plc, (United Kingdom), Class A	954
99	Schlumberger Ltd.	7,746

		8,700

	Oil, Gas & Consumable Fuels — 11.2%
163	Chevron Corp.	16,807
179	ConocoPhillips	7,772
52	Diamondback Energy, Inc. (a)	5,030
92	EOG Resources, Inc.	8,897
33	EQT Corp.	2,426
106	Exxon Mobil Corp.	9,267
111	Occidental Petroleum Corp.	8,094
74	Pioneer Natural Resources Co.	13,645
39	Tesoro Corp.	3,063
183	Valero Energy Corp.	9,699

		84,700

	Total Energy	93,400

	Financials — 22.1%
	Banks — 14.1%
920	Bank of America Corp.	14,403
193	BB&T Corp.	7,284
694	Citigroup, Inc.	32,798
162	East West Bancorp, Inc.	5,936
386	Huntington Bancshares, Inc.	3,802
1,241	KeyCorp	15,103
416	Regions Financial Corp.	4,104
19	SVB Financial Group (a)	2,122
472	Wells Fargo & Co.	20,921

		106,473

	Capital Markets — 1.1%
198	Charles Schwab Corp. (The)	6,244
221	WisdomTree Investments, Inc.	2,270

		8,514

	Consumer Finance — 2.6%
161	Ally Financial, Inc.	3,129
143	Capital One Financial Corp.	10,250
47	LendingClub Corp. (a)	290
198	Synchrony Financial	5,544

		19,213

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 3.6%
125	American International Group, Inc.	7,400
121	Hartford Financial Services Group, Inc. (The)	5,185
47	Lincoln National Corp.	2,185
170	MetLife, Inc.	7,559
52	Principal Financial Group, Inc.	2,663
67	XL Group Ltd., (Bermuda)	2,263

		27,255

	Thrifts & Mortgage Finance — 0.7%
168	BofI Holding, Inc. (a)	3,772
207	MGIC Investment Corp. (a)	1,658

		5,430

	Total Financials	166,885

	Health Care — 11.7%
	Biotechnology — 3.3%
29	Alexion Pharmaceuticals, Inc. (a)	3,578
9	Biogen, Inc. (a)	2,786
34	Celgene Corp. (a)	3,575
92	Gilead Sciences, Inc.	7,287
84	Vertex Pharmaceuticals, Inc. (a)	7,300

		24,526

	Health Care Providers & Services — 2.3%
92	Aetna, Inc.	10,644
40	McKesson Corp.	6,637

		17,281

	Life Sciences Tools & Services — 0.3%
35	PAREXEL International Corp. (a)	2,417

	Pharmaceuticals — 5.8%
29	Allergan plc (a)	6,656
195	Bristol-Myers Squibb Co.	10,493
22	Eli Lilly & Co.	1,766
715	Pfizer, Inc.	24,210
21	Teva Pharmaceutical Industries Ltd., (Israel), ADR	961

		44,086

	Total Health Care	88,310

	Industrials — 5.9%
	Aerospace & Defense — 1.4%
29	General Dynamics Corp.	4,499
152	Textron, Inc.	6,042

		10,541

	Airlines — 4.4%
109	American Airlines Group, Inc.	3,987
101	Delta Air Lines, Inc.	3,979
390	Southwest Airlines Co.	15,156
240	Spirit Airlines, Inc. (a)	10,224

		33,346

	Road & Rail — 0.1%
48	Werner Enterprises, Inc.	1,110

	Total Industrials	44,997

	Information Technology — 9.9%
	Electronic Equipment, Instruments & Components — 0.5%
56	TE Connectivity Ltd., (Switzerland)	3,586

	Internet Software & Services — 0.4%
97	eBay, Inc. (a)	3,191

	IT Services — 1.4%
219	First Data Corp., Class A (a)	2,882
46	International Business Machines Corp.	7,355

		10,237

	Semiconductors & Semiconductor Equipment — 5.1%
83	Broadcom Ltd., (Singapore)	14,328
66	Lam Research Corp.	6,270
173	NXP Semiconductors N.V., (Netherlands) (a)	17,658

		38,256

	Software — 0.5%
65	Microsoft Corp.	3,721

	Technology Hardware, Storage & Peripherals — 2.0%
79	Apple, Inc.	8,965
112	Western Digital Corp.	6,531

		15,496

	Total Information Technology	74,487

	Materials — 3.1%
	Chemicals — 3.1%
144	CF Industries Holdings, Inc.	3,502
106	Eastman Chemical Co.	7,140
101	Methanex Corp., (Canada)	3,597
85	Mosaic Co. (The)	2,077
114	Olin Corp.	2,347
85	Westlake Chemical Corp.	4,558

	Total Materials	23,221

	Real Estate — 1.1%
	Equity Real Estate Investment Trusts (REITs) — 0.9%
21	AvalonBay Communities, Inc.	3,645

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
135	Outfront Media, Inc.	3,193

		6,838

	Real Estate Management & Development — 0.2%
77	St. Joe Co. (The) (a)	1,423

	Total Real Estate	8,261

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 1.0%
180	AT&T, Inc.	7,314

	Wireless Telecommunication Services — 1.4%
237	T-Mobile US, Inc. (a)	11,079

	Total Telecommunication Services	18,393

	Total Common Stocks (Cost $669,282)	745,990

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
36	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $—)	—

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
16,292	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $16,292)	16,292

	Total Investments — 101.0% (Cost $685,574)	762,282
	Liabilities in Excess of Other Assets — (1.0)%	(7,607)

	NET ASSETS — 100.0%	$754,675

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,461
Aggregate gross unrealized depreciation	(8,753)

Net unrealized appreciation/depreciation	$76,708

Federal income tax cost of investments	$685,574

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$762,282	$—	$—	(b)	$762,282

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of a warrant. Please refer to the SOI for industry specifics of portfolio holdings.

(b)	Value is zero.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Consumer Discretionary — 10.7%
	Auto Components — 1.2%
35	American Axle & Manufacturing Holdings, Inc. (a)	598
32	Cooper-Standard Holding, Inc. (a)	3,122
213	Dana Holding Corp.	3,321
36	Drew Industries, Inc.	3,558
12	Standard Motor Products, Inc.	568
10	Superior Industries International, Inc.	283

		11,450

	Automobiles — 0.3%
29	Thor Industries, Inc.	2,426
13	Winnebago Industries, Inc.	311

		2,737

	Distributors — 0.0% (g)
7	Core-Mark Holding Co., Inc.	251

	Diversified Consumer Services — 0.2%
6	American Public Education, Inc. (a)	127
6	Capella Education Co.	369
26	Career Education Corp. (a)	175
17	DeVry Education Group, Inc.	394
2	Graham Holdings Co., Class B	963
5	Strayer Education, Inc. (a)	224

		2,252

	Hotels, Restaurants & Leisure — 1.9%
9	BJ’s Restaurants, Inc. (a)	334
37	Boyd Gaming Corp. (a)	726
67	Brinker International, Inc.	3,403
8	Buffalo Wild Wings, Inc. (a)	1,182
37	Cheesecake Factory, Inc. (The)	1,833
13	Cracker Barrel Old Country Store, Inc.	1,683
7	DineEquity, Inc.	562
3	Domino’s Pizza, Inc.	395
126	Interval Leisure Group, Inc.	2,167
15	Jack in the Box, Inc.	1,477
10	Panera Bread Co., Class A (a)	1,869
10	Papa John’s International, Inc.	804
12	Ruth’s Hospitality Group, Inc.	175
26	Texas Roadhouse, Inc.	1,005

		17,615

	Household Durables — 1.3%
16	Helen of Troy Ltd. (a)	1,343
34	KB Home	543
101	La-Z-Boy, Inc.	2,476
2	NVR, Inc. (a)	2,606
5	Tempur Sealy International, Inc. (a)	272
55	Toll Brothers, Inc. (a)	1,630
76	TopBuild Corp. (a)	2,507
22	Tupperware Brands Corp.	1,435

		12,812

	Internet & Direct Marketing Retail — 0.1%
13	HSN, Inc.	521

10	Nutrisystem, Inc.	300

		821

	Leisure Products — 0.7%
40	Brunswick Corp.	1,937
253	Callaway Golf Co.	2,942
9	Polaris Industries, Inc.	695
26	Vista Outdoor, Inc. (a)	1,041

		6,615

	Media — 0.9%
37	AMC Networks, Inc., Class A (a)	1,893
2	Cable One, Inc.	1,197
45	Cinemark Holdings, Inc.	1,738
16	John Wiley & Sons, Inc., Class A	847
61	Live Nation Entertainment, Inc. (a)	1,678
15	Meredith Corp.	798
45	Time, Inc.	653

		8,804

	Multiline Retail — 0.2%
25	Big Lots, Inc.	1,171
114	J.C. Penney Co., Inc. (a)	1,047

		2,218

	Specialty Retail — 2.9%
120	Aaron’s, Inc.	3,046
27	Abercrombie & Fitch Co., Class A	431
72	American Eagle Outfitters, Inc.	1,277
56	Ascena Retail Group, Inc. (a)	310
51	Caleres, Inc.	1,297
73	Cato Corp. (The), Class A	2,393
92	Chico’s FAS, Inc.	1,097
39	Children’s Place, Inc. (The)	3,094
30	CST Brands, Inc.	1,419
40	Dick’s Sporting Goods, Inc.	2,258
32	Express, Inc. (a)	374
22	Finish Line, Inc. (The), Class A	499
45	GameStop Corp., Class A	1,242
10	Group 1 Automotive, Inc.	635

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
7	Haverty Furniture Cos., Inc.	147
25	Lithia Motors, Inc., Class A	2,342
29	Murphy USA, Inc. (a)	2,098
351	Office Depot, Inc.	1,253
126	Rent-A-Center, Inc.	1,588
22	Select Comfort Corp. (a)	469

		27,269

	Textiles, Apparel & Luxury Goods — 1.0%
30	Carter’s, Inc.	2,627
31	Crocs, Inc. (a)	255
12	Deckers Outdoor Corp. (a)	703
16	Fossil Group, Inc. (a)	447
21	Iconix Brand Group, Inc. (a)	172
41	Kate Spade & Co. (a)	700
7	Movado Group, Inc.	157
6	Oxford Industries, Inc.	393
43	Perry Ellis International, Inc. (a)	831
60	Skechers U.S.A., Inc., Class A (a)	1,373
24	Steven Madden Ltd. (a)	838
38	Wolverine World Wide, Inc.	870

		9,366

	Total Consumer Discretionary	102,210

	Consumer Staples — 3.5%
	Food & Staples Retailing — 0.6%
17	Casey’s General Stores, Inc.	2,026
73	SpartanNash Co.	2,110
9	Sprouts Farmers Market, Inc. (a)	184
196	SUPERVALU, Inc. (a)	980

		5,300

	Food Products — 2.3%
29	B&G Foods, Inc.	1,414
69	Darling Ingredients, Inc. (a)	934
150	Dean Foods Co.	2,459
79	Flowers Foods, Inc.	1,187
30	Hain Celestial Group, Inc. (The) (a)	1,067
61	Ingredion, Inc.	8,072
6	J&J Snack Foods Corp.	702
49	Post Holdings, Inc. (a)	3,812
8	Sanderson Farms, Inc.	811
13	Seneca Foods Corp., Class A (a)	371
19	WhiteWave Foods Co. (The) (a)	1,007

		21,836

	Household Products — 0.4%
18	Central Garden & Pet Co. (a)	455
88	Central Garden & Pet Co., Class A (a)	2,192
27	Energizer Holdings, Inc.	1,346

		3,993

	Personal Products — 0.1%
204	Avon Products, Inc.	1,154
6	Medifast, Inc.	217

		1,371

	Tobacco — 0.1%
9	Universal Corp.	547

	Total Consumer Staples	33,047

	Energy — 3.4%
	Energy Equipment & Services — 1.5%
175	Archrock, Inc.	2,285
23	Atwood Oceanics, Inc.	200
45	Bristow Group, Inc.	627
17	Dril-Quip, Inc. (a)	926
120	Ensco plc, (United Kingdom), Class A	1,020
13	Exterran Corp. (a)	209
48	Gulf Island Fabrication, Inc.	441
169	Helix Energy Solutions Group, Inc. (a)	1,377
117	Nabors Industries Ltd.	1,428
102	Noble Corp. plc, (United Kingdom)	649
20	Oil States International, Inc. (a)	627
64	Patterson-UTI Energy, Inc.	1,426
24	Pioneer Energy Services Corp. (a)	98
52	Rowan Cos. plc, Class A	793
132	Superior Energy Services, Inc.	2,359
13	Tesco Corp.	103

		14,568

	Oil, Gas & Consumable Fuels — 1.9%
19	Bill Barrett Corp. (a)	105
6	Contango Oil & Gas Co. (a)	57
159	Denbury Resources, Inc. (a)	512
41	Energen Corp.	2,378
16	Green Plains, Inc.	422
52	Gulfport Energy Corp. (a)	1,469
136	HollyFrontier Corp.	3,331
5	PDC Energy, Inc. (a)	355
105	QEP Resources, Inc.	2,051
3	REX American Resources Corp. (a)	263
28	SM Energy Co.	1,096
76	Synergy Resources Corp. (a)	528
28	Western Refining, Inc.	744

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
36	World Fuel Services Corp.	1,678
229	WPX Energy, Inc. (a)	3,020

		18,009

	Total Energy	32,577

	Financials — 14.3%
	Banks — 6.6%
14	Ameris Bancorp	489
139	Associated Banc-Corp.	2,721
18	Banc of California, Inc.	320
47	BancorpSouth, Inc.	1,084
28	Bank of Hawaii Corp.	2,051
24	Bank of the Ozarks, Inc.	911
7	Banner Corp.	316
33	Boston Private Financial Holdings, Inc.	427
32	Brookline Bancorp, Inc.	384
34	Cathay General Bancorp	1,060
27	Columbia Banking System, Inc.	892
2	Commerce Bancshares, Inc.	99
18	Community Bank System, Inc.	865
135	East West Bancorp, Inc.	4,954
329	First BanCorp, (Puerto Rico) (a)	1,708
22	First Financial Bancorp	481
54	First Horizon National Corp.	821
160	First Midwest Bancorp, Inc.	3,098
89	Fulton Financial Corp.	1,294
34	Hancock Holding Co.	1,106
61	Hanmi Financial Corp.	1,601
36	Home BancShares, Inc.	753
50	Hope Bancorp, Inc.	861
13	Independent Bank Corp.	686
16	LegacyTexas Financial Group, Inc.	512
23	MB Financial, Inc.	892
15	NBT Bancorp, Inc.	490
101	PacWest Bancorp	4,317
15	Pinnacle Financial Partners, Inc.	792
27	PrivateBancorp, Inc.	1,262
19	Signature Bank (a)	2,262
16	Simmons First National Corp., Class A	784
183	Sterling Bancorp	3,197
26	SVB Financial Group (a)	2,819
133	Synovus Financial Corp.	4,327
257	TCF Financial Corp.	3,725
22	Texas Capital Bancshares, Inc. (a)	1,208
34	Trustmark Corp.	937
16	UMB Financial Corp.	957
130	Umpqua Holdings Corp.	1,949
148	United Community Banks, Inc.	3,119
23	Wintrust Financial Corp.	1,285

		63,816

	Capital Markets — 2.6%
3	CBOE Holdings, Inc.	165
22	Eaton Vance Corp.	847
60	Evercore Partners, Inc., Class A	3,080
18	FactSet Research Systems, Inc.	2,837
21	Federated Investors, Inc., Class B	610
7	INTL. FCStone, Inc. (a)	284
58	Janus Capital Group, Inc.	813
15	MarketAxess Holdings, Inc.	2,517
41	MSCI, Inc.	3,425
6	Piper Jaffray Cos. (a)	300
99	Raymond James Financial, Inc.	5,773
67	SEI Investments Co.	3,071
25	Stifel Financial Corp. (a)	958

		24,680

	Consumer Finance — 0.4%
20	EZCORP, Inc., Class A (a)	224
49	FirstCash, Inc.	2,284
18	Green Dot Corp., Class A (a)	406
170	SLM Corp. (a)	1,267

		4,181

	Insurance — 4.3%
7	Alleghany Corp. (a)	3,446
61	American Financial Group, Inc.	4,588
8	AMERISAFE, Inc.	442
69	Aspen Insurance Holdings Ltd., (Bermuda)	3,202
38	Brown & Brown, Inc.	1,434
6	eHealth, Inc. (a)	68
28	Everest Re Group Ltd., (Bermuda)	5,274
111	First American Financial Corp.	4,356
57	Hanover Insurance Group, Inc. (The)	4,324
3	Navigators Group, Inc. (The)	304
220	Old Republic International Corp.	3,869
54	Reinsurance Group of America, Inc.	5,829
23	Selective Insurance Group, Inc.	928
11	Stewart Information Services Corp.	500
10	United Fire Group, Inc.	406
38	W.R. Berkley Corp.	2,211

		41,181

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — 0.4%
19	BofI Holding, Inc. (a)	417
32	Dime Community Bancshares, Inc.	542
36	New York Community Bancorp, Inc.	510
22	Provident Financial Services, Inc.	477
186	TrustCo Bank Corp.	1,321
13	Walker & Dunlop, Inc. (a)	318

		3,585

	Total Financials	137,443

	Health Care — 10.6%
	Biotechnology — 1.1%
60	Acorda Therapeutics, Inc. (a)	1,261
49	AMAG Pharmaceuticals, Inc. (a)	1,206
48	Emergent BioSolutions, Inc. (a)	1,507
237	Momenta Pharmaceuticals, Inc. (a)	2,771
36	United Therapeutics Corp. (a)	4,236

		10,981

	Health Care Equipment & Supplies — 4.6%
16	ABIOMED, Inc. (a)	2,044
33	Align Technology, Inc. (a)	3,112
46	AngioDynamics, Inc. (a)	810
33	Cooper Cos., Inc. (The)	5,844
61	CryoLife, Inc.	1,077
9	Cynosure, Inc., Class A (a)	433
21	Haemonetics Corp. (a)	764
70	Halyard Health, Inc. (a)	2,412
70	Hill-Rom Holdings, Inc.	4,332
6	ICU Medical, Inc. (a)	784
29	IDEXX Laboratories, Inc. (a)	3,213
18	LivaNova plc, (United Kingdom) (a)	1,070
65	Masimo Corp. (a)	3,855
60	Natus Medical, Inc. (a)	2,350
21	NuVasive, Inc. (a)	1,420
60	ResMed, Inc.	3,894
37	STERIS plc, (United Kingdom)	2,683
7	SurModics, Inc. (a)	196
19	Teleflex, Inc.	3,109
4	West Pharmaceutical Services, Inc.	261

		43,663

	Health Care Providers & Services — 3.2%
7	Amedisys, Inc. (a)	323
16	AMN Healthcare Services, Inc. (a)	524
23	Amsurg Corp. (a)	1,525
13	BioTelemetry, Inc. (a)	249
84	Community Health Systems, Inc. (a)	974
33	Cross Country Healthcare, Inc. (a)	384
17	Healthways, Inc. (a)	452
60	Kindred Healthcare, Inc.	609
18	LifePoint Health, Inc. (a)	1,084
42	Magellan Health, Inc. (a)	2,282
39	MEDNAX, Inc. (a)	2,609
51	Molina Healthcare, Inc. (a)	2,950
82	Owens & Minor, Inc.	2,855
66	PharMerica Corp. (a)	1,838
4	Providence Service Corp. (The) (a)	190
41	Tenet Healthcare Corp. (a)	934
79	VCA, Inc. (a)	5,512
43	WellCare Health Plans, Inc. (a)	5,000

		30,294

	Health Care Technology — 0.4%
181	Allscripts Healthcare Solutions, Inc. (a)	2,386
39	HMS Holdings Corp. (a)	865
14	Omnicell, Inc. (a)	536

		3,787

	Life Sciences Tools & Services — 0.5%
12	Albany Molecular Research, Inc. (a)	198
14	Cambrex Corp. (a)	605
24	Charles River Laboratories International, Inc. (a)	1,992
24	PAREXEL International Corp. (a)	1,683

		4,478

	Pharmaceuticals — 0.8%
79	Akorn, Inc. (a)	2,162
10	Catalent, Inc. (a)	269
21	Depomed, Inc. (a)	515
47	Impax Laboratories, Inc. (a)	1,118
63	Medicines Co. (The) (a)	2,385
21	Prestige Brands Holdings, Inc. (a)	1,022
16	Supernus Pharmaceuticals, Inc. (a)	398

		7,869

	Total Health Care	101,072

	Industrials — 15.1%
	Aerospace & Defense — 1.3%
12	AAR Corp.	385
27	Aerojet Rocketdyne Holdings, Inc. (a)	473
3	B/E Aerospace, Inc.	157

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Aerospace & Defense — continued
19	Curtiss-Wright Corp.	1,722
8	Engility Holdings, Inc. (a)	263
41	Huntington Ingalls Industries, Inc.	6,284
25	Moog, Inc., Class A (a)	1,487
25	Orbital ATK, Inc.	1,906

		12,677

	Air Freight & Logistics — 0.6%
45	Atlas Air Worldwide Holdings, Inc. (a)	1,918
83	Hub Group, Inc., Class A (a)	3,377

		5,295

	Airlines — 0.7%
20	Hawaiian Holdings, Inc. (a)	962
185	JetBlue Airways Corp. (a)	3,186
89	SkyWest, Inc.	2,351

		6,499

	Building Products — 1.3%
54	A.O. Smith Corp.	5,355
6	American Woodmark Corp. (a)	500
14	Gibraltar Industries, Inc. (a)	509
22	Lennox International, Inc.	3,526
29	Universal Forest Products, Inc.	2,855

		12,745

	Commercial Services & Supplies — 2.1%
24	ABM Industries, Inc.	956
79	Brink’s Co. (The)	2,922
43	Copart, Inc. (a)	2,282
89	Essendant, Inc.	1,821
25	Herman Miller, Inc.	717
18	HNI Corp.	711
28	Interface, Inc.	471
251	R.R. Donnelley & Sons Co.	3,947
113	Tetra Tech, Inc.	4,004
10	US Ecology, Inc.	444
53	Viad Corp.	1,963

		20,238

	Construction & Engineering — 1.4%
131	AECOM (a)	3,900
96	Aegion Corp. (a)	1,835
15	Comfort Systems USA, Inc.	447
59	EMCOR Group, Inc.	3,539
172	KBR, Inc.	2,600
10	Valmont Industries, Inc.	1,278

		13,599

	Electrical Equipment — 1.4%
10	AZZ, Inc.	679
62	EnerSys	4,257
128	General Cable Corp.	1,920
23	Hubbell, Inc.	2,433

5	Powell Industries, Inc.	200
58	Regal Beloit Corp.	3,459

		12,948

	Industrial Conglomerates — 0.5%
51	Carlisle Cos., Inc.	5,265

	Machinery — 3.4%
35	AGCO Corp.	1,722
12	Albany International Corp., Class A	492
78	Barnes Group, Inc.	3,176
18	Briggs & Stratton Corp.	332
67	Crane Co.	4,223
26	Federal Signal Corp.	341
62	Greenbrier Cos., Inc. (The)	2,199
27	IDEX Corp.	2,517
88	ITT, Inc.	3,161
43	Joy Global, Inc.	1,198
33	Kennametal, Inc.	949
12	Lincoln Electric Holdings, Inc.	745
7	Lydall, Inc. (a)	338
24	Mueller Industries, Inc.	788
4	Oshkosh Corp.	218
16	SPX Corp. (a)	326
85	SPX FLOW, Inc. (a)	2,622
5	Standex International Corp.	511
79	Terex Corp.	2,009
34	Timken Co. (The)	1,179
15	Toro Co. (The)	684
65	Trinity Industries, Inc.	1,576
9	Wabtec Corp.	713
5	Watts Water Technologies, Inc., Class A	305

		32,324

	Marine — 0.1%
19	Matson, Inc.	774

	Professional Services — 1.2%
13	CEB, Inc.	718
20	FTI Consulting, Inc. (a)	877
42	Insperity, Inc.	3,022
14	Kelly Services, Inc., Class A	263
60	ManpowerGroup, Inc.	4,363
18	On Assignment, Inc. (a)	635
52	Resources Connection, Inc.	771

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — continued
18	TrueBlue, Inc. (a)	409
6	WageWorks, Inc. (a)	384

		11,442

	Road & Rail — 0.4%
131	ArcBest Corp.	2,482
19	Landstar System, Inc.	1,264
10	Saia, Inc. (a)	288

		4,034

	Trading Companies & Distributors — 0.7%
18	Applied Industrial Technologies, Inc.	818
20	MSC Industrial Direct Co., Inc., Class A	1,490
46	NOW, Inc. (a)	992
30	Veritiv Corp. (a)	1,515
11	Watsco, Inc.	1,536

		6,351

	Total Industrials	144,191

	Information Technology — 18.6%
	Communications Equipment — 1.0%
75	ARRIS International plc (a)	2,113
39	Bel Fuse, Inc., Class B	935
14	Black Box Corp.	196
50	Ciena Corp. (a)	1,090
6	Comtech Telecommunications Corp.	73
60	Digi International, Inc. (a)	682
14	InterDigital, Inc.	1,125
20	Ixia (a)	253
18	Lumentum Holdings, Inc. (a)	760
15	NETGEAR, Inc. (a)	886
18	Plantronics, Inc.	956
106	Viavi Solutions, Inc. (a)	780

		9,849

	Electronic Equipment, Instruments & Components — 5.1%
12	Anixter International, Inc. (a)	742
101	Arrow Electronics, Inc. (a)	6,445
125	Avnet, Inc.	5,143
17	Belden, Inc.	1,188
22	Benchmark Electronics, Inc. (a)	559
10	Coherent, Inc. (a)	1,116
6	DTS, Inc.	247
102	Electro Scientific Industries, Inc. (a)	577
59	Fabrinet, (Thailand) (a)	2,640
8	FARO Technologies, Inc. (a)	284
18	Gerber Scientific, Inc. (a)	—
6	II-VI, Inc. (a)	149
66	Ingram Micro, Inc., Class A	2,345
85	Insight Enterprises, Inc. (a)	2,757
17	Itron, Inc. (a)	931
81	Jabil Circuit, Inc.	1,768
119	Keysight Technologies, Inc. (a)	3,778
9	Littelfuse, Inc.	1,186
72	Methode Electronics, Inc.	2,523
9	Park Electrochemical Corp.	153
60	Plexus Corp. (a)	2,807
12	Rofin-Sinar Technologies, Inc. (a)	384
7	Rogers Corp. (a)	409
66	Sanmina Corp. (a)	1,873
18	SYNNEX Corp.	2,088
36	Tech Data Corp. (a)	3,007
88	Trimble Navigation Ltd. (a)	2,520
92	TTM Technologies, Inc. (a)	1,051
59	Vishay Intertechnology, Inc.	835

		49,505

	Internet Software & Services — 0.9%
18	Blucora, Inc. (a)	199
19	comScore, Inc. (a)	567
12	j2 Global, Inc.	773
100	Liquidity Services, Inc. (a)	1,124
135	LivePerson, Inc. (a)	1,133
11	LogMeIn, Inc.	949
24	NIC, Inc.	564
35	Rackspace Hosting, Inc. (a)	1,097
9	Shutterstock, Inc. (a)	548
7	Stamps.com, Inc. (a)	614
16	WebMD Health Corp. (a)	805

		8,373

	IT Services — 4.0%
97	Broadridge Financial Solutions, Inc.	6,542
14	CACI International, Inc., Class A (a)	1,414
20	Cardtronics plc, (United Kingdom), Class A (a)	878
136	Computer Sciences Corp.	7,090
41	Convergys Corp.	1,238
95	CoreLogic, Inc. (a)	3,742
13	DST Systems, Inc.	1,545
41	ExlService Holdings, Inc. (a)	2,041
14	Gartner, Inc. (a)	1,265

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
69	Leidos Holdings, Inc.	2,999
10	ManTech International Corp., Class A	384
23	NeuStar, Inc., Class A (a)	606
13	Perficient, Inc. (a)	264
55	Science Applications International Corp.	3,843
89	Sykes Enterprises, Inc. (a)	2,497
16	WEX, Inc. (a)	1,740

		38,088

	Semiconductors & Semiconductor Equipment — 2.4%
18	Advanced Energy Industries, Inc. (a)	870
263	Advanced Micro Devices, Inc. (a)	1,814
10	Cabot Microelectronics Corp.	521
27	Cirrus Logic, Inc. (a)	1,432
73	Cohu, Inc.	856
60	Integrated Device Technology, Inc. (a)	1,374
30	Intersil Corp., Class A	664
215	Kulicke & Soffa Industries, Inc., (Singapore) (a)	2,774
57	Microsemi Corp. (a)	2,402
26	MKS Instruments, Inc.	1,307
48	Nanometrics, Inc. (a)	1,082
106	Rudolph Technologies, Inc. (a)	1,880
41	Semtech Corp. (a)	1,137
15	Synaptics, Inc. (a)	896
193	Teradyne, Inc.	4,154
11	Ultratech, Inc. (a)	258

		23,421

	Software — 4.4%
36	8x8, Inc. (a)	549
53	ACI Worldwide, Inc. (a)	1,017
13	ANSYS, Inc. (a)	1,204
142	Cadence Design Systems, Inc. (a)	3,626
100	CDK Global, Inc.	5,759
18	CommVault Systems, Inc. (a)	930
15	Fair Isaac Corp.	1,901
73	Fortinet, Inc. (a)	2,681
82	Mentor Graphics Corp.	2,181
4	MicroStrategy, Inc., Class A (a)	696
88	Progress Software Corp. (a)	2,391
48	PTC, Inc. (a)	2,109
10	Qualys, Inc. (a)	386
28	Synchronoss Technologies, Inc. (a)	1,169
131	Synopsys, Inc. (a)	7,782
98	Take-Two Interactive Software, Inc. (a)	4,398
85	TiVo Corp. (a)	1,658
8	Tyler Technologies, Inc. (a)	1,404
11	VASCO Data Security International, Inc. (a)	185

		42,026

	Technology Hardware, Storage & Peripherals — 0.8%
47	3D Systems Corp. (a)	849
47	Lexmark International, Inc., Class A	1,868
145	NCR Corp. (a)	4,654

		7,371

	Total Information Technology	178,633

	Materials — 6.8%
	Chemicals — 3.4%
13	American Vanguard Corp.	206
28	Ashland Global Holdings, Inc.	3,279
55	Cabot Corp.	2,859
107	Chemours Co. (The)	1,707
47	FutureFuel Corp.	526
22	H.B. Fuller Co.	1,018
26	Ingevity Corp. (a)	1,203
64	Innophos Holdings, Inc.	2,490
53	Innospec, Inc.	3,247
49	Koppers Holdings, Inc. (a)	1,577
17	Minerals Technologies, Inc.	1,169
8	Olin Corp.	169
37	PolyOne Corp.	1,241
5	Quaker Chemical Corp.	573
17	Rayonier Advanced Materials, Inc.	231
84	RPM International, Inc.	4,517
25	Scotts Miracle-Gro Co. (The), Class A	2,098
38	Stepan Co.	2,774
14	Valspar Corp. (The)	1,534

		32,418

	Construction Materials — 0.3%
21	Eagle Materials, Inc.	1,600
31	Headwaters, Inc. (a)	520
6	U.S. Concrete, Inc. (a)	253

		2,373

	Containers & Packaging — 0.9%
9	AptarGroup, Inc.	697
22	Bemis Co., Inc.	1,137

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — continued
50	Greif, Inc., Class A	2,470
41	Packaging Corp. of America	3,352
26	Sonoco Products Co.	1,389

		9,045

	Metals & Mining — 1.5%
293	AK Steel Holding Corp. (a)	1,414
104	Commercial Metals Co.	1,685
12	Kaiser Aluminum Corp.	1,077
38	Olympic Steel, Inc.	829
46	Reliance Steel & Aluminum Co.	3,305
23	Royal Gold, Inc.	1,742
140	Steel Dynamics, Inc.	3,497
29	SunCoke Energy, Inc.	235
20	Worthington Industries, Inc.	977

		14,761

	Paper & Forest Products — 0.7%
17	Boise Cascade Co. (a)	435
14	Clearwater Paper Corp. (a)	886
27	Domtar Corp.	994
19	KapStone Paper & Packaging Corp.	368
8	Neenah Paper, Inc.	616
18	PH Glatfelter Co.	390
67	Schweitzer-Mauduit International, Inc.	2,573

		6,262

	Total Materials	64,859

	Real Estate — 9.9%
	Equity Real Estate Investment Trusts (REITs) — 9.2%
19	Acadia Realty Trust	676
26	Alexandria Real Estate Equities, Inc.	2,865
15	American Assets Trust, Inc.	655
91	American Campus Communities, Inc.	4,627
10	Camden Property Trust	850
62	Care Capital Properties, Inc.	1,776
30	Cedar Realty Trust, Inc.	214
22	Chesapeake Lodging Trust	508
75	Communications Sales & Leasing, Inc.	2,353
15	CoreSite Realty Corp.	1,125
118	Corporate Office Properties Trust	3,347
104	Cousins Properties, Inc.	1,085
185	DiamondRock Hospitality Co.	1,687
78	Douglas Emmett, Inc.	2,861
133	Duke Realty Corp.	3,630
4	EastGroup Properties, Inc.	291
20	EPR Properties	1,552
10	Equity One, Inc.	321
30	Franklin Street Properties Corp.	383
11	Getty Realty Corp.	267
16	Government Properties Income Trust	368
24	Healthcare Realty Trust, Inc.	831
79	Highwoods Properties, Inc.	4,097
151	Hospitality Properties Trust	4,480
40	Kilroy Realty Corp.	2,771
126	Kite Realty Group Trust	3,504
48	Liberty Property Trust	1,940
13	Life Storage, Inc.	1,154
37	Mack-Cali Realty Corp.	1,004
102	Medical Properties Trust, Inc.	1,507
43	Mid-America Apartment Communities, Inc.	4,016
9	Parkway Properties, Inc.	154
46	Post Properties, Inc.	3,055
20	PS Business Parks, Inc.	2,267
139	Rayonier, Inc.	3,686
38	Regency Centers Corp.	2,933
41	Retail Opportunity Investments Corp.	907
5	Saul Centers, Inc.	332
189	Senior Housing Properties Trust	4,290
242	Summit Hotel Properties, Inc.	3,187
39	Tanger Factory Outlet Centers, Inc.	1,535
56	Taubman Centers, Inc.	4,188
10	Urstadt Biddle Properties, Inc., Class A	218
212	Washington Prime Group, Inc.	2,621
51	Weingarten Realty Investors	1,995

		88,113

	Real Estate Management & Development — 0.7%
20	Alexander & Baldwin, Inc.	770
13	Forestar Group, Inc. (a)	157
48	HFF, Inc., Class A	1,320
39	Jones Lang LaSalle, Inc.	4,453
7	RE/MAX Holdings, Inc., Class A	324

		7,024

	Total Real Estate	95,137

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.1%
5	ATN International, Inc.	299
66	Inteliquent, Inc.	1,065

		1,364

	Wireless Telecommunication Services — 0.4%
39	Spok Holdings, Inc.	686
114	Telephone & Data Systems, Inc.	3,110

		3,796

	Total Telecommunication Services	5,160

	Utilities — 4.9%
	Electric Utilities — 1.9%
33	ALLETE, Inc.	1,949
36	El Paso Electric Co.	1,674
127	Great Plains Energy, Inc.	3,462
83	Hawaiian Electric Industries, Inc.	2,484
38	IDACORP, Inc.	2,941
163	OGE Energy Corp.	5,158
12	Westar Energy, Inc.	653

		18,321

	Gas Utilities — 1.9%
87	Atmos Energy Corp.	6,506
19	National Fuel Gas Co.	1,007
37	New Jersey Resources Corp.	1,217
22	Southwest Gas Corp.	1,513
3	Spire, Inc.	166
159	UGI Corp.	7,214
4	WGL Holdings, Inc.	238

		17,861

	Independent Power & Renewable Electricity Producers — 0.2%
142	Talen Energy Corp. (a)	1,967

	Multi-Utilities — 0.8%
38	Avista Corp.	1,593
57	MDU Resources Group, Inc.	1,440
19	NorthWestern Corp.	1,095
80	Vectren Corp.	4,040

		8,168

	Water Utilities — 0.1%
16	American States Water Co.	655

	Total Utilities	46,972

	Total Common Stocks (Cost $687,964)	941,301

Short-Term Investment — 2.4%
	Investment Company — 2.4%
23,447	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $23,447)	23,447

	Total Investments — 100.7% (Cost $711,411)	964,748
	Liabilities in Excess of Other Assets — (0.7)%	(6,717)

	NET ASSETS — 100.0%	$958,031

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
32	E-mini Russell 2000	12/16/16	USD	$3,995	$124
72	E-mini S&P MidCap 400	12/16/16	USD	11,157	200

					$324

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$281,561
Aggregate gross unrealized depreciation	(28,224)

Net unrealized appreciation/depreciation	$253,337

Federal income tax cost of investments	$711,411

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016 (continued)

(Amounts in thousands, except number of Futures contracts)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented\ on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$964,748	$—	$—	(b)	$964,748

Appreciation in Other Financial Instruments
Futures Contracts	$324	$—	$—		$324

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Consumer Discretionary — 18.2%
	Automobiles — 0.4%
63	Tesla Motors, Inc. (a)	12,762

	Distributors — 1.2%
938	LKQ Corp. (a)	33,251

	Hotels, Restaurants & Leisure — 3.8%
834	Aramark	31,728
2,326	Hilton Worldwide Holdings, Inc.	53,329
648	Norwegian Cruise Line Holdings Ltd. (a)	24,436

		109,493

	Household Durables — 2.5%
365	Mohawk Industries, Inc. (a)	73,098

	Internet & Direct Marketing Retail — 1.1%
181	Netflix, Inc. (a)	17,870
339	Wayfair, Inc., Class A (a)	13,336

		31,206

	Multiline Retail — 1.8%
728	Dollar General Corp.	50,962

	Specialty Retail — 6.0%
199	O’Reilly Automotive, Inc. (a)	55,844
873	Ross Stores, Inc.	56,127
692	Sally Beauty Holdings, Inc. (a)	17,760
152	Tractor Supply Co.	10,226
129	Ulta Salon Cosmetics & Fragrance, Inc. (a)	30,810

		170,767

	Textiles, Apparel & Luxury Goods — 1.4%
983	Gildan Activewear, Inc., (Canada)	27,485
248	V.F. Corp.	13,917

		41,402

	Total Consumer Discretionary	522,941

	Consumer Staples — 4.0%
	Beverages — 0.6%
103	Monster Beverage Corp. (a)	15,061

	Food & Staples Retailing — 1.5%
243	Casey’s General Stores, Inc.	29,197
692	Sprouts Farmers Market, Inc. (a)	14,297

		43,494

	Food Products — 1.3%
509	Tyson Foods, Inc., Class A	37,970

	Personal Products — 0.6%
747	Coty, Inc., Class A (a)	17,550

	Total Consumer Staples	114,075

	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
370	Concho Resources, Inc. (a)	50,781
430	Range Resources Corp.	16,644

	Total Energy	67,425

	Financials — 8.8%
	Banks — 2.1%
653	East West Bancorp, Inc.	23,970
307	Signature Bank (a)	36,323

		60,293

	Capital Markets — 6.7%
264	Affiliated Managers Group, Inc. (a)	38,188
541	Lazard Ltd., (Bermuda), Class A	19,674
404	Nasdaq, Inc.	27,279
557	Oaktree Capital Group LLC	23,621
388	S&P Global, Inc.	49,071
947	TD Ameritrade Holding Corp.	33,374

		191,207

	Total Financials	251,500

	Health Care — 16.6%
	Biotechnology — 3.8%
292	ACADIA Pharmaceuticals, Inc. (a)	9,301
367	BioMarin Pharmaceutical, Inc. (a)	33,955
103	Incyte Corp. (a)	9,703
134	Intercept Pharmaceuticals, Inc. (a)	22,067
312	Kite Pharma, Inc. (a)	17,406
194	Vertex Pharmaceuticals, Inc. (a)	16,944

		109,376

	Health Care Equipment & Supplies — 2.7%
539	Dentsply Sirona, Inc.	32,033
227	Edwards Lifesciences Corp. (a)	27,343
27	Intuitive Surgical, Inc. (a)	19,280

		78,656

	Health Care Providers & Services — 5.2%
788	Acadia Healthcare Co., Inc. (a)	39,037
446	Centene Corp. (a)	29,864
1,385	Envision Healthcare Holdings, Inc. (a)	30,852
169	Humana, Inc.	29,857
617	Premier, Inc., Class A (a)	19,947

		149,557

	Health Care Technology — 1.2%
780	Inovalon Holdings, Inc., Class A (a)	11,480

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Technology — continued
556	Veeva Systems, Inc., Class A (a)	22,954

		34,434

	Life Sciences Tools & Services — 2.9%
344	Illumina, Inc. (a)	62,469
700	Patheon N.V., (Netherlands) (a)	20,747

		83,216

	Pharmaceuticals — 0.8%
181	Jazz Pharmaceuticals plc, (Ireland) (a)	21,984

	Total Health Care	477,223

	Industrials — 17.4%
	Aerospace & Defense — 0.3%
166	HEICO Corp., Class A	10,037

	Airlines — 1.1%
789	Southwest Airlines Co.	30,665

	Building Products — 3.4%
673	Fortune Brands Home & Security, Inc.	39,078
373	Lennox International, Inc.	58,593

		97,671

	Commercial Services & Supplies — 2.4%
922	Waste Connections, Inc., (Canada)	68,870

	Electrical Equipment — 1.8%
198	Acuity Brands, Inc.	52,425

	Industrial Conglomerates — 0.9%
244	Carlisle Cos., Inc.	24,999

	Machinery — 3.3%
312	Middleby Corp. (The) (a)	38,526
242	Stanley Black & Decker, Inc.	29,774
234	WABCO Holdings, Inc. (a)	26,611

		94,911

	Professional Services — 1.4%
296	Equifax, Inc.	39,768

	Road & Rail — 0.8%
327	Old Dominion Freight Line, Inc. (a)	22,456

	Trading Companies & Distributors — 2.0%
1,036	HD Supply Holdings, Inc. (a)	33,128
174	Watsco, Inc.	24,552

		57,680

	Total Industrials	499,482

	Information Technology — 27.6%
	Communications Equipment — 3.7%
314	Arista Networks, Inc. (a)	26,717
442	Harris Corp.	40,489
245	Palo Alto Networks, Inc. (a)	39,102

		106,308

	Electronic Equipment, Instruments & Components — 3.1%
869	Amphenol Corp., Class A	56,437
1,383	Corning, Inc.	32,706

		89,143

	Internet Software & Services — 2.3%
143	CoStar Group, Inc. (a)	31,045
1,002	GoDaddy, Inc., Class A (a)	34,613

		65,658

	IT Services — 4.4%
395	Gartner, Inc. (a)	34,962
242	Global Payments, Inc.	18,553
783	Sabre Corp.	22,051
908	Vantiv, Inc., Class A (a)	51,096

		126,662

	Semiconductors & Semiconductor Equipment — 6.1%
922	Applied Materials, Inc.	27,810
123	Broadcom Ltd., (Singapore)	21,294
379	Cavium, Inc. (a)	22,058
307	Lam Research Corp.	29,066
618	NVIDIA Corp.	42,352
300	NXP Semiconductors N.V., (Netherlands) (a)	30,631

		173,211

	Software — 8.0%
570	Atlassian Corp. plc, (Australia), Class A (a)	17,068
873	Electronic Arts, Inc. (a)	74,520
346	Guidewire Software, Inc. (a)	20,766
284	Mobileye N.V., (Israel) (a)	12,091
492	ServiceNow, Inc. (a)	38,916
461	Splunk, Inc. (a)	27,054
195	Tableau Software, Inc., Class A (a)	10,767
307	Workday, Inc., Class A (a)	28,122

		229,304

	Total Information Technology	790,286

	Materials — 2.9%
	Chemicals — 0.8%
80	Sherwin-Williams Co. (The)	22,200

	Construction Materials — 2.1%
340	Eagle Materials, Inc.	26,245
306	Vulcan Materials Co.	34,820

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — continued
		61,065

	Total Materials	83,265

	Real Estate — 1.2%
	Real Estate Management & Development — 1.2%
1,228	CBRE Group, Inc., Class A (a)	34,349

	Total Common Stocks (Cost $2,379,772)	2,840,546

Short-Term Investment — 2.3%
	Investment Company — 2.3%
64,572	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $64,572)	64,572

	Total Investments — 101.3% (Cost $2,444,344)	2,905,118
	Liabilities in Excess of Other Assets — (1.3)%	(38,088)

	NET ASSETS — 100.0%	$2,867,030

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$551,475
Aggregate gross unrealized depreciation	(90,701)

Net unrealized appreciation/depreciation	$460,774

Federal income tax cost of investments	$2,444,344

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,905,118	$—	$—	$2,905,118

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.5%
		Common Stocks — 88.2%
		Consumer Discretionary — 12.6%
		Automobiles — 0.3%
19		General Motors Co.	616

		Hotels, Restaurants & Leisure — 3.3%
11		Darden Restaurants, Inc.	681
19		Hyatt Hotels Corp., Class A (a)	918
70		International Game Technology plc	1,696
34		Restaurant Brands International, Inc., (Canada)	1,531
9		Six Flags Entertainment Corp.	493
60		Wendy’s Co. (The)	647

			5,966

		Household Durables — 0.7%
12		D.R. Horton, Inc.	370
1		NVR, Inc. (a) (j)	984

			1,354

		Internet & Direct Marketing Retail — 0.1%
36		Groupon, Inc. (a)	187

		Leisure Products — 0.2%
11		Mattel, Inc.	333

		Media — 1.5%
8		CBS Corp. (Non-Voting), Class B	413
19		Sinclair Broadcast Group, Inc., Class A	537
304		Sirius XM Holdings, Inc. (a)	1,266
13		Tribune Media Co., Class A	484

			2,700

		Multiline Retail — 1.6%
11		Dillard’s, Inc., Class A	703
37		Kohl’s Corp.	1,624
13		Macy’s, Inc.	468

			2,795

		Specialty Retail — 3.1%
11		Bed Bath & Beyond, Inc.	495
45		Best Buy Co., Inc. (j)	1,716
7		Lowe’s Cos., Inc. (j)	515
145		Staples, Inc. (j)	1,241
46		Urban Outfitters, Inc. (a)	1,600

			5,567

		Textiles, Apparel & Luxury Goods — 1.8%
34		Michael Kors Holdings Ltd., (United Kingdom) (a)	1,595
15		PVH Corp.	1,641

			3,236

		Total Consumer Discretionary	22,754

		Consumer Staples — 6.9%
		Beverages — 0.6%
10		Molson Coors Brewing Co., Class B (j)	1,099

		Food & Staples Retailing — 1.2%
19		Sysco Corp.	923
17		Wal-Mart Stores, Inc.	1,246

			2,169

		Food Products — 3.2%
3		Ingredion, Inc. (j)	346
6		JM Smucker Co. (The)	871
66		Pilgrim’s Pride Corp. (j)	1,388
5		Post Holdings, Inc. (a)	417
—	(h)	Seaboard Corp. (a)	946
23		Tyson Foods, Inc., Class A	1,749

			5,717

		Household Products — 0.7%
27		Energizer Holdings, Inc.	1,355

		Personal Products — 1.2%
15		Herbalife Ltd. (a)	932
19		Nu Skin Enterprises, Inc., Class A	1,221

			2,153

		Total Consumer Staples	12,493

		Energy — 4.4%
		Energy Equipment & Services — 2.0%
7		Baker Hughes, Inc.	330
86		Ensco plc, (United Kingdom), Class A	727
30		FMC Technologies, Inc. (a)	904
58		Seadrill Ltd., (United Kingdom) (a) (j)	138
83		Superior Energy Services, Inc.	1,493

			3,592

		Oil, Gas & Consumable Fuels — 2.4%
70		Denbury Resources, Inc. (a)	226
26		Devon Energy Corp.	1,157
23		Marathon Oil Corp.	357
4		Tesoro Corp.	347
15		Valero Energy Corp.	798
19		World Fuel Services Corp. (j)	897
43		WPX Energy, Inc. (a)	563

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued

		4,345

	Total Energy	7,937

	Financials — 1.6%
	Banks — 0.5%
25	Synovus Financial Corp.	825

	Capital Markets — 1.0%
18	MSCI, Inc.	1,530
25	NorthStar Asset Management Group, Inc.	328

		1,858

	Thrifts & Mortgage Finance — 0.1%
16	MGIC Investment Corp. (a)	132

	Total Financials	2,815

	Health Care — 10.7%
	Biotechnology — 3.0%
10	Amgen, Inc. (j)	1,656
2	Biogen, Inc. (a)	642
20	Gilead Sciences, Inc. (j)	1,566
10	United Therapeutics Corp. (a)	1,229
3	Vertex Pharmaceuticals, Inc. (a) (j)	252

		5,345

	Health Care Equipment & Supplies — 1.1%
1	C.R. Bard, Inc.	308
43	Hologic, Inc. (a) (j)	1,686

		1,994

	Health Care Providers & Services — 4.8%
3	Aetna, Inc.	358
8	AmerisourceBergen Corp.	654
7	Anthem, Inc. (j)	846
8	Cigna Corp.	978
24	Express Scripts Holding Co. (a)	1,665
9	Humana, Inc.	1,579
4	Laboratory Corp. of America Holdings (a)	536
3	McKesson Corp.	429
4	Molina Healthcare, Inc. (a)	235
11	Tenet Healthcare Corp. (a)	254
10	WellCare Health Plans, Inc. (a)	1,156

		8,690

	Pharmaceuticals — 1.8%
24	Horizon Pharma plc (a)	441
21	Mallinckrodt plc (a)	1,444
10	Mylan N.V. (a)	394
26	Pfizer, Inc. (j)	881

		3,160

	Total Health Care	19,189

	Industrials — 16.2%
	Aerospace & Defense — 1.9%
44	BWX Technologies, Inc. (j)	1,705
19	Curtiss-Wright Corp.	1,752

		3,457

	Air Freight & Logistics — 0.5%
13	C.H. Robinson Worldwide, Inc.	913

	Airlines — 1.4%
7	Alaska Air Group, Inc.	491
38	Delta Air Lines, Inc. (j)	1,481
9	United Continental Holdings, Inc. (a)	473

		2,445

	Commercial Services & Supplies — 1.5%
71	Pitney Bowes, Inc.	1,291
90	R.R. Donnelley & Sons Co.	1,412

		2,703

	Construction & Engineering — 3.4%
50	AECOM (a) (j)	1,473
14	Chicago Bridge & Iron Co. N.V., (Netherlands)	383
17	EMCOR Group, Inc.	1,000
32	Jacobs Engineering Group, Inc. (a)	1,654
12	Valmont Industries, Inc.	1,652

		6,162

	Electrical Equipment — 0.9%
28	Regal Beloit Corp.	1,679

	Machinery — 3.8%
17	AGCO Corp.	857
59	Allison Transmission Holdings, Inc. (j)	1,693
8	Illinois Tool Works, Inc. (j)	986
41	Joy Global, Inc.	1,129
15	Parker-Hannifin Corp.	1,829
11	Terex Corp.	283

		6,777

	Professional Services — 0.8%
6	Dun & Bradstreet Corp. (The)	775
9	ManpowerGroup, Inc.	631

		1,406

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Road & Rail — 0.6%
17	Landstar System, Inc.	1,183

	Trading Companies & Distributors — 1.4%
9	MSC Industrial Direct Co., Inc., Class A	641
30	WESCO International, Inc. (a)	1,823

		2,464

	Total Industrials	29,189

	Information Technology — 25.3%
	Communications Equipment — 0.5%
30	Cisco Systems, Inc. (j)	953

	Electronic Equipment, Instruments & Components — 1.3%
22	Corning, Inc. (j)	518
15	SYNNEX Corp. (j)	1,732

		2,250

	Internet Software & Services — 1.9%
53	eBay, Inc. (a)	1,749
20	VeriSign, Inc. (a) (j)	1,563

		3,312

	IT Services — 5.9%
24	Amdocs Ltd. (j)	1,376
36	Computer Sciences Corp.	1,881
37	CoreLogic, Inc. (a) (j)	1,447
12	International Business Machines Corp.	1,938
55	Teradata Corp. (a)	1,712
12	Vantiv, Inc., Class A (a)	679
78	Western Union Co. (The)	1,620

		10,653

	Semiconductors & Semiconductor Equipment — 3.8%
21	Applied Materials, Inc.	638
17	Lam Research Corp.	1,564
40	Marvell Technology Group Ltd., (Bermuda)	530
71	ON Semiconductor Corp. (a)	874
25	QUALCOMM, Inc.	1,706
74	Teradyne, Inc.	1,599

		6,911

	Software — 9.3%
16	Activision Blizzard, Inc.	715
52	CA, Inc.	1,732
67	Cadence Design Systems, Inc. (a)	1,704
20	Citrix Systems, Inc. (a) (j)	1,709
12	Fair Isaac Corp.	1,526
30	Microsoft Corp.	1,731
113	Nuance Communications, Inc. (a) (j)	1,636
17	Oracle Corp.	648
65	Symantec Corp.	1,626
10	Synopsys, Inc. (a)	601
30	Take-Two Interactive Software, Inc. (a)	1,361
87	TiVo Corp. (a)	1,701

		16,690

	Technology Hardware, Storage & Peripherals — 2.6%
15	3D Systems Corp. (a)	275
6	Apple, Inc. (j)	704
96	HP, Inc.	1,485
51	NCR Corp. (a)	1,631
18	NetApp, Inc.	632

		4,727

	Total Information Technology	45,496

	Materials — 5.3%
	Chemicals — 2.0%
33	Cabot Corp. (j)	1,749
32	Huntsman Corp.	521
16	LyondellBasell Industries N.V., Class A	1,287

		3,557

	Containers & Packaging — 1.3%
6	Berry Plastics Group, Inc. (a)	264
11	Crown Holdings, Inc. (a)	618
7	International Paper Co.	346
23	Sealed Air Corp. (j)	1,055

		2,283

	Metals & Mining — 2.0%
20	Reliance Steel & Aluminum Co.	1,468
64	Steel Dynamics, Inc.	1,596
29	United States Steel Corp.	556

		3,620

	Total Materials	9,460

	Real Estate — 1.3%
	Equity Real Estate Investment Trusts (REITs) — 1.3%
20	DuPont Fabros Technology, Inc.	841
48	Equity Commonwealth (a)	1,444

	Total Real Estate	2,285

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
63	CenturyLink, Inc.	1,729
17	Verizon Communications, Inc.	864

	Total Telecommunication Services	2,593

	Utilities — 2.5%
	Electric Utilities — 0.2%
6	Entergy Corp. (j)	432

	Gas Utilities — 0.9%
35	UGI Corp. (j)	1,588

	Independent Power & Renewable Electricity Producers — 0.9%
123	AES Corp.	1,581

	Multi-Utilities — 0.5%
36	MDU Resources Group, Inc.	926

	Total Utilities	4,527

	Total Common Stocks (Cost $138,384)	158,738

Short-Term Investment — 12.3%
	Investment Company — 12.3%
22,099	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $22,099)	22,099

	Total Investments — 100.5% (Cost $160,483)	180,837
	Liabilities in Excess of Other Assets — (0.5)%	(819)

	NET ASSETS — 100.0%	$180,018

Short Positions — 85.6%
	Common Stocks — 85.6%
	Consumer Discretionary — 12.6%
	Auto Components — 0.5%
27	BorgWarner, Inc.	944

	Diversified Consumer Services — 0.8%
61	H&R Block, Inc.	1,423

	Hotels, Restaurants & Leisure — 2.4%
4	Chipotle Mexican Grill, Inc. (a)	1,652
46	Norwegian Cruise Line Holdings Ltd. (a)	1,730
12	Royal Caribbean Cruises Ltd.	892

		4,274

	Household Durables — 0.7%
24	Newell Brands, Inc.	1,268

	Internet & Direct Marketing Retail — 1.3%
7	Netflix, Inc. (a)	687
6	TripAdvisor, Inc. (a)	408
29	Wayfair, Inc., Class A (a)	1,157

		2,252

	Media — 1.8%
7	AMC Entertainment Holdings, Inc., Class A	232
5	Charter Communications, Inc., Class A (a)	1,474
77	Lions Gate Entertainment Corp.	1,548

		3,254

	Multiline Retail — 0.9%
12	Dollar Tree, Inc. (a)	914
15	Nordstrom, Inc.	774

		1,688

	Specialty Retail — 2.2%
25	CarMax, Inc. (a)	1,320
29	DSW, Inc., Class A	596
4	Signet Jewelers Ltd.	272
7	TJX Cos., Inc. (The)	535
12	Tractor Supply Co.	831
2	Ulta Salon Cosmetics & Fragrance, Inc. (a)	393

		3,947

	Textiles, Apparel & Luxury Goods — 2.0%
29	NIKE, Inc., Class B	1,507
40	Under Armour, Inc., Class A (a)	1,561
10	V.F. Corp.	544

		3,612

	Total Consumer Discretionary	22,662

	Consumer Staples — 5.8%
	Beverages — 2.4%
4	Boston Beer Co., Inc. (The), Class A (a)	582
20	Brown-Forman Corp., Class B	950
10	Constellation Brands, Inc., Class A	1,636
7	Monster Beverage Corp. (a)	1,079

		4,247

	Food & Staples Retailing — 0.8%
9	Costco Wholesale Corp.	1,338

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Food Products — 1.2%
7	Kraft Heinz Co. (The)	636
45	Snyder’s-Lance, Inc.	1,525

		2,161

	Household Products — 0.7%
15	Procter & Gamble Co. (The)	1,336

	Personal Products — 0.7%
14	Estee Lauder Cos., Inc. (The), Class A	1,238

	Total Consumer Staples	10,320

	Energy — 3.3%
	Oil, Gas & Consumable Fuels — 3.3%
18	Chevron Corp.	1,853
1	Concho Resources, Inc. (a)	158
11	EQT Corp.	797
62	Golar LNG Ltd., (Bermuda)	1,312
125	Kosmos Energy Ltd. (a)	801
11	Noble Energy, Inc.	408
8	Phillips 66	620

	Total Energy	5,949

	Financials — 2.0%
	Banks — 1.0%
108	People’s United Financial, Inc.	1,714

	Capital Markets — 0.3%
14	Artisan Partners Asset Management, Inc., Class A	367
6	Franklin Resources, Inc.	223

		590

	Consumer Finance — 0.2%
14	OneMain Holdings, Inc. (a)	429

	Insurance — 0.5%
1	Markel Corp. (a)	905

	Total Financials	3,638

	Health Care — 9.4%
	Biotechnology — 1.9%
5	Alnylam Pharmaceuticals, Inc. (a)	322
5	BioMarin Pharmaceutical, Inc. (a)	453
8	Bluebird Bio, Inc. (a)	532
11	Juno Therapeutics, Inc. (a)	324
34	OPKO Health, Inc. (a)	364
6	Puma Biotechnology, Inc. (a)	391
1	Regeneron Pharmaceuticals, Inc. (a)	523
8	Seattle Genetics, Inc. (a)	454

		3,363

	Health Care Equipment & Supplies — 0.9%
2	Dentsply Sirona, Inc.	104
18	DexCom, Inc. (a)	1,585

		1,689

	Health Care Providers & Services — 3.9%
33	Acadia Healthcare Co., Inc. (a)	1,630
20	Centene Corp. (a)	1,312
50	Envision Healthcare Holdings, Inc. (a)	1,122
6	Henry Schein, Inc. (a)	966
19	Patterson Cos., Inc.	895
31	Team Health Holdings, Inc. (a)	995

		6,920

	Health Care Technology — 0.1%
17	Inovalon Holdings, Inc., Class A (a)	251

	Pharmaceuticals — 2.6%
57	Catalent, Inc. (a)	1,471
14	Eli Lilly & Co.	1,114
4	Perrigo Co. plc, (Ireland)	360
33	Zoetis, Inc.	1,710

		4,655

	Total Health Care	16,878

	Industrials — 17.0%
	Aerospace & Defense — 2.5%
38	Hexcel Corp.	1,680
20	Orbital ATK, Inc.	1,500
3	TransDigm Group, Inc. (a)	997
15	Triumph Group, Inc.	419

		4,596

	Airlines — 0.6%
26	Spirit Airlines, Inc. (a)	1,124

	Building Products — 1.4%
42	Armstrong World Industries, Inc. (a)	1,727
15	Fortune Brands Home & Security, Inc.	854

		2,581

	Commercial Services & Supplies — 1.8%
96	Covanta Holding Corp.	1,475
28	Rollins, Inc.	813
13	Stericycle, Inc. (a)	1,034

		3,322

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Electrical Equipment — 1.0%
7	Acuity Brands, Inc.	1,753

	Machinery — 4.2%
51	Donaldson Co., Inc.	1,904
48	ITT, Inc.	1,734
14	Middleby Corp. (The) (a)	1,715
5	Snap-on, Inc.	779
29	Trinity Industries, Inc.	706
9	Wabtec Corp.	735

		7,573

	Professional Services — 0.9%
19	Verisk Analytics, Inc. (a)	1,538

	Road & Rail — 2.8%
5	AMERCO	1,548
16	Genesee & Wyoming, Inc., Class A (a)	1,121
15	Old Dominion Freight Line, Inc. (a)	1,005
20	Ryder System, Inc.	1,307

		4,981

	Trading Companies & Distributors — 1.8%
41	Fastenal Co.	1,715
6	W.W. Grainger, Inc.	1,450

		3,165

	Total Industrials	30,633

	Information Technology — 25.5%
	Communications Equipment — 1.4%
14	CommScope Holding Co., Inc. (a)	416
12	EchoStar Corp., Class A (a)	517
22	ViaSat, Inc. (a)	1,674

		2,607

	Electronic Equipment, Instruments & Components — 3.5%
26	Amphenol Corp., Class A	1,660
35	CDW Corp.	1,619
29	Jabil Circuit, Inc.	628
21	Keysight Technologies, Inc. (a)	675
60	National Instruments Corp.	1,715

		6,297

	Internet Software & Services — 2.8%
6	CoStar Group, Inc. (a)	1,218
125	Pandora Media, Inc. (a)	1,796
66	Twitter, Inc. (a)	1,512
13	Zillow Group, Inc., Class C (a)	435

		4,961

	IT Services — 7.2%
43	Booz Allen Hamilton Holding Corp.	1,373
13	Broadridge Financial Solutions, Inc.	885
13	DST Systems, Inc.	1,568
24	EPAM Systems, Inc. (a)	1,631
25	Fidelity National Information Services, Inc.	1,905
6	Gartner, Inc. (a)	486
8	Jack Henry & Associates, Inc.	691
29	MAXIMUS, Inc.	1,643
21	Paychex, Inc.	1,227
58	Sabre Corp.	1,621

		13,030

	Semiconductors & Semiconductor Equipment — 3.6%
67	Advanced Micro Devices, Inc. (a)	466
33	Cavium, Inc. (a)	1,904
32	Cypress Semiconductor Corp.	390
10	First Solar, Inc. (a)	414
90	Micron Technology, Inc. (a)	1,600
27	Microsemi Corp. (a)	1,125
8	Monolithic Power Systems, Inc.	630

		6,529

	Software — 7.0%
4	Ellie Mae, Inc. (a)	463
69	FireEye, Inc. (a)	1,011
22	Guidewire Software, Inc. (a)	1,341
4	Proofpoint, Inc. (a)	328
14	salesforce.com, Inc. (a)	1,004
1	ServiceNow, Inc. (a)	85
55	SS&C Technologies Holdings, Inc.	1,764
28	Tableau Software, Inc., Class A (a)	1,560
10	Tyler Technologies, Inc. (a)	1,734
8	Ultimate Software Group, Inc. (The) (a)	1,584
18	Workday, Inc., Class A (a)	1,655

		12,529

	Total Information Technology	45,953

	Materials — 5.5%
	Chemicals — 2.7%
11	Air Products & Chemicals, Inc.	1,716
66	CF Industries Holdings, Inc.	1,595
5	FMC Corp.	257
11	Praxair, Inc.	1,292

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Chemicals — continued

		4,860

	Containers & Packaging — 0.5%
12	Ball Corp.	971

	Metals & Mining — 2.3%
35	Alcoa, Inc.	359
22	Compass Minerals International, Inc.	1,643
58	Southern Copper Corp., (Peru)	1,530
46	Tahoe Resources, Inc.	596

		4,128

	Total Materials	9,959

	Real Estate — 1.9%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
26	Kilroy Realty Corp.	1,831

	Real Estate Management & Development — 0.9%
34	CBRE Group, Inc., Class A (a)	944
5	Jones Lang LaSalle, Inc.	555

		1,499

	Total Real Estate	3,330

	Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
73	Sprint Corp. (a)	487
22	Telephone & Data Systems, Inc.	601

	Total Telecommunication Services	1,088

	Utilities — 2.0%
	Gas Utilities — 0.3%
8	Atmos Energy Corp.	573

	Multi-Utilities — 1.7%
21	Dominion Resources, Inc.	1,558
14	Sempra Energy	1,471

		3,029

	Total Utilities	3,602

	Total Securities Sold Short (Proceeds $151,399)	$154,012

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(12)	E-mini S&P 500	12/16/16	USD	$(1,296)	$(5)
(17)	S&P Mid Cap 400	12/16/16	USD	(2,635)	(7)

					$(12)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(j)	—	All or a portion of the security is segregated for short sales
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,091
Aggregate gross unrealized depreciation	(3,737)

Net unrealized appreciation/depreciation	$20,354

Federal income tax cost of investments	$160,483

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$180,837	$—	$—	$180,837

Total Liabilities for Securities Sold Short (a)	$(154,012)	$—	$—	$(154,012)

Depreciation in Other Financial Instruments
Futures Contracts	$(12)	$—	$—	$(12)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Consumer Discretionary — 14.3%
	Distributors — 1.0%
112	Pool Corp.	10,588

	Hotels, Restaurants & Leisure — 3.3%
768	Boyd Gaming Corp. (a)	15,198
246	Texas Roadhouse, Inc.	9,606
74	Vail Resorts, Inc.	11,608

		36,412

	Household Durables — 0.7%
589	TRI Pointe Group, Inc. (a)	7,757

	Internet & Direct Marketing Retail — 0.9%
262	Wayfair, Inc., Class A (a)	10,325

	Multiline Retail — 1.1%
453	Ollie’s Bargain Outlet Holdings, Inc. (a)	11,886

	Specialty Retail — 5.5%
158	Burlington Stores, Inc. (a)	12,803
147	Lithia Motors, Inc., Class A	14,077
127	Monro Muffler Brake, Inc.	7,781
126	Penske Automotive Group, Inc.	6,081
296	Sally Beauty Holdings, Inc. (a)	7,604
267	Tailored Brands, Inc.	4,185
318	Tile Shop Holdings, Inc. (a)	5,262
115	Vitamin Shoppe, Inc. (a)	3,100

		60,893

	Textiles, Apparel & Luxury Goods — 1.8%
179	G-III Apparel Group Ltd. (a)	5,210
268	Kate Spade & Co. (a)	4,586
440	Wolverine World Wide, Inc.	10,127

		19,923

	Total Consumer Discretionary	157,784

	Consumer Staples — 3.8%
	Food & Staples Retailing — 2.2%
64	Casey’s General Stores, Inc.	7,684
347	Performance Food Group Co. (a)	8,599
354	Sprouts Farmers Market, Inc. (a)	7,310

		23,593

	Food Products — 0.9%
697	Freshpet, Inc. (a)	6,032
124	Snyder’s-Lance, Inc.	4,151

		10,183

	Personal Products — 0.7%
285	elf Beauty, Inc. (a)	8,017

	Total Consumer Staples	41,793

	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
218	Delek U.S. Holdings, Inc.	3,774
74	Diamondback Energy, Inc. (a)	7,184
182	RSP Permian, Inc. (a)	7,070

	Total Energy	18,028

	Financials — 5.0%
	Banks — 1.5%
49	Signature Bank (a)	5,823
202	Texas Capital Bancshares, Inc. (a)	11,095

		16,918

	Capital Markets — 3.0%
260	Evercore Partners, Inc., Class A	13,379
336	Financial Engines, Inc.	9,992
909	PennantPark Investment Corp.	6,834
291	WisdomTree Investments, Inc.	2,990

		33,195

	Thrifts & Mortgage Finance — 0.5%
246	BofI Holding, Inc. (a)	5,509

	Total Financials	55,622

	Health Care — 24.4%
	Biotechnology — 10.7%
133	ACADIA Pharmaceuticals, Inc. (a)	4,231
186	Acceleron Pharma, Inc. (a)	6,738
546	Arrowhead Pharmaceuticals, Inc. (a)	4,016
243	Axovant Sciences Ltd., (Bermuda) (a)	3,402
425	Bellicum Pharmaceuticals, Inc. (a)	8,458
348	Coherus Biosciences, Inc. (a)	9,319
495	Exact Sciences Corp. (a)	9,194
211	FibroGen, Inc. (a)	4,357
789	Halozyme Therapeutics, Inc. (a)	9,529
462	Ignyta, Inc. (a)	2,909
385	Insmed, Inc. (a)	5,586
175	Kite Pharma, Inc. (a)	9,762
128	Neurocrine Biosciences, Inc. (a)	6,491
271	Portola Pharmaceuticals, Inc. (a)	6,156
237	REGENXBIO, Inc. (a)	3,316
194	Sage Therapeutics, Inc. (a)	8,944
127	Spark Therapeutics, Inc. (a)	7,601
62	Ultragenyx Pharmaceutical, Inc. (a)	4,380
277	Versartis, Inc. (a)	3,391

		117,780

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — 5.0%
1,012	GenMark Diagnostics, Inc. (a)	11,941
209	Insulet Corp. (a)	8,574
464	K2M Group Holdings, Inc. (a)	8,253
136	Nevro Corp. (a)	14,205
981	Novadaq Technologies, Inc., (Canada) (a)	11,351
398	Unilife Corp. (a)	835

		55,159

	Health Care Providers & Services — 3.6%
269	Acadia Healthcare Co., Inc. (a)	13,316
260	Surgical Care Affiliates, Inc. (a)	12,673
115	WellCare Health Plans, Inc. (a)	13,474

		39,463

	Health Care Technology — 2.3%
612	Evolent Health, Inc., Class A (a)	15,059
269	Veeva Systems, Inc., Class A (a)	11,090

		26,149

	Pharmaceuticals — 2.8%
700	Horizon Pharma plc (a)	12,697
353	Nektar Therapeutics (a)	6,071
252	Revance Therapeutics, Inc. (a)	4,083
1,179	TherapeuticsMD, Inc. (a)	8,029

		30,880

	Total Health Care	269,431

	Industrials — 15.8%
	Aerospace & Defense — 1.9%
185	HEICO Corp.	12,810
193	Hexcel Corp.	8,535

		21,345

	Air Freight & Logistics — 0.6%
182	XPO Logistics, Inc. (a)	6,672

	Building Products — 6.1%
434	Advanced Drainage Systems, Inc.	10,432
219	Caesarstone Ltd., (Israel) (a)	8,259
151	Fortune Brands Home & Security, Inc.	8,755
82	Lennox International, Inc.	12,803
228	Masonite International Corp. (a)	14,196
225	Trex Co., Inc. (a)	13,198

		67,643

	Electrical Equipment — 0.4%
16	Acuity Brands, Inc.	4,240

	Industrial Conglomerates — 0.7%
70	Carlisle Cos., Inc.	7,201

	Machinery — 3.3%
143	Graco, Inc.	10,557
193	John Bean Technologies Corp.	13,623
98	Middleby Corp. (The) (a)	12,142

		36,322

	Road & Rail — 1.0%
165	Old Dominion Freight Line, Inc. (a)	11,298

	Trading Companies & Distributors — 1.8%
345	Rush Enterprises, Inc., Class A (a)	8,457
81	Watsco, Inc.	11,407

		19,864

	Total Industrials	174,585

	Information Technology — 29.4%
	Communications Equipment — 0.5%
268	Ciena Corp. (a)	5,833

	Electronic Equipment, Instruments & Components — 0.9%
74	Littelfuse, Inc.	9,475

	Internet Software & Services — 11.1%
421	2U, Inc. (a)	16,131
264	Benefitfocus, Inc. (a)	10,522
242	Cornerstone OnDemand, Inc. (a)	11,136
52	CoStar Group, Inc. (a)	11,199
368	Envestnet, Inc. (a)	13,406
380	GoDaddy, Inc., Class A (a)	13,105
322	GrubHub, Inc. (a)	13,855
279	Instructure, Inc. (a)	7,075
190	Nutanix, Inc. (a)	7,012
307	Shopify, Inc., (Canada), Class A (a)	13,159
215	Trade Desk, Inc. (The), Class A (a)	6,292

		122,892

	Semiconductors & Semiconductor Equipment — 6.6%
270	Cavium, Inc. (a)	15,723
323	Inphi Corp. (a)	14,074
287	MACOM Technology Solutions Holdings, Inc. (a)	12,131
269	MKS Instruments, Inc.	13,398
218	Monolithic Power Systems, Inc.	17,521

		72,847

	Software — 9.9%
287	Atlassian Corp. plc, (Australia), Class A (a)	8,616
187	Guidewire Software, Inc. (a)	11,229
170	HubSpot, Inc. (a)	9,794

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
176	Imperva, Inc. (a)	9,434
150	Paycom Software, Inc. (a)	7,544
159	Proofpoint, Inc. (a)	11,917
516	RingCentral, Inc., Class A (a)	12,211
76	Tableau Software, Inc., Class A (a)	4,195
314	Take-Two Interactive Software, Inc. (a)	14,171
37	Tyler Technologies, Inc. (a)	6,296
433	Zendesk, Inc. (a)	13,288

		108,695

	Technology Hardware, Storage & Peripherals — 0.4%
534	Nimble Storage, Inc. (a)	4,716

	Total Information Technology	324,458

	Materials — 1.7%
	Construction Materials — 1.7%
149	Eagle Materials, Inc.	11,552
354	Summit Materials, Inc., Class A (a)	6,562

	Total Materials	18,114

	Real Estate — 2.4%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
224	CubeSmart	6,110
142	Highwoods Properties, Inc.	7,417

		13,527

	Real Estate Management & Development — 1.2%
290	RE/MAX Holdings, Inc., Class A	12,708

	Total Real Estate	26,235

	Total Common Stocks (Cost $813,671)	1,086,050

Short-Term Investment — 2.2%
	Investment Company — 2.2%
24,071	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $24,071)	24,071

	Total Investments — 100.6% (Cost $837,742)	1,110,121
	Liabilities in Excess of Other Assets — (0.6)%	(6,274)

	NET ASSETS — 100.0%	$1,103,847

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$336,842
Aggregate gross unrealized depreciation	(64,463)

Net unrealized appreciation/depreciation	$272,379

Federal income tax cost of investments	$837,742

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,110,121	$—	$—	$1,110,121

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2016.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.2%
	Consumer Discretionary — 8.3%
	Auto Components — 1.7%
491	Cooper Tire & Rubber Co.	18,679
638	Dana Holding Corp.	9,945
170	Stoneridge, Inc. (a)	3,119

		31,743

	Diversified Consumer Services — 1.5%
310	Ascent Capital Group, Inc., Class A (a)	7,176
309	DeVry Education Group, Inc.	7,128
445	K12, Inc. (a)	6,379
654	Regis Corp. (a)	8,201

		28,884

	Hotels, Restaurants & Leisure — 1.4%
81	Bob Evans Farms, Inc.	3,083
44	Intrawest Resorts Holdings, Inc. (a)	711
203	Isle of Capri Casinos, Inc. (a)	4,527
21	Jack in the Box, Inc.	1,976
886	La Quinta Holdings, Inc. (a)	9,902
70	Ruby Tuesday, Inc. (a)	175
299	Ruth’s Hospitality Group, Inc.	4,226
45	Speedway Motorsports, Inc.	798

		25,398

	Household Durables — 0.3%
82	CSS Industries, Inc.	2,100
38	NACCO Industries, Inc., Class A	2,569

		4,669

	Internet & Direct Marketing Retail — 0.4%
332	Liberty TripAdvisor Holdings, Inc., Class A (a)	7,252

	Leisure Products — 0.1%
129	JAKKS Pacific, Inc. (a)	1,118

	Media — 0.2%
165	Central European Media Enterprises Ltd., (Bermuda), Class A (a)	381
246	Entercom Communications Corp., Class A	3,185
290	Radio One, Inc., Class D (a)	877

		4,443

	Multiline Retail — 0.2%
73	Dillard’s, Inc., Class A	4,612

	Specialty Retail — 2.0%
719	Abercrombie & Fitch Co., Class A	11,431
15	At Home Group, Inc. (a)	233
211	Children’s Place, Inc. (The)	16,877
1,164	Pier 1 Imports, Inc.	4,937
339	Rent-A-Center, Inc.	4,288

		37,766

	Textiles, Apparel & Luxury Goods — 0.5%
537	Iconix Brand Group, Inc. (a)	4,361
248	Movado Group, Inc.	5,316

		9,677

	Total Consumer Discretionary	155,562

	Consumer Staples — 2.2%
	Food & Staples Retailing — 0.2%
100	SpartanNash Co.	2,903
64	US Foods Holding Corp. (a)	1,504

		4,407

	Food Products — 0.6%
577	Darling Ingredients, Inc. (a)	7,800
64	Dean Foods Co.	1,056
47	Fresh Del Monte Produce, Inc.	2,815

		11,671

	Household Products — 0.6%
405	Central Garden & Pet Co., Class A (a)	10,036

	Tobacco — 0.8%
46	Alliance One International, Inc. (a)	877
227	Universal Corp.	13,228

		14,105

	Total Consumer Staples	40,219

	Energy — 4.2%
	Energy Equipment & Services — 1.5%
44	Archrock, Inc.	573
134	Atwood Oceanics, Inc.	1,163
37	Geospace Technologies Corp. (a)	713
339	Parker Drilling Co. (a)	736
1,436	Pioneer Energy Services Corp. (a)	5,799
82	SEACOR Holdings, Inc. (a)	4,872
4,117	Seadrill Ltd., (United Kingdom) (a)	9,757
292	Unit Corp. (a)	5,424

		29,037

	Oil, Gas & Consumable Fuels — 2.7%
5	Adams Resources & Energy, Inc.	181
101	Alon USA Energy, Inc.	811
1,654	Bill Barrett Corp. (a)	9,194
371	Delek U.S. Holdings, Inc.	6,408

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
2,070	Denbury Resources, Inc. (a)	6,684
452	Eclipse Resources Corp. (a)	1,486
577	EP Energy Corp., Class A (a)	2,525
229	Jones Energy, Inc., Class A (a)	817
213	REX American Resources Corp. (a)	18,079
428	Sanchez Energy Corp. (a)	3,782

		49,967

	Total Energy	79,004

	Financials — 28.1%
	Banks — 17.3%
119	1st Source Corp.	4,233
7	American National Bankshares, Inc.	193
71	BancFirst Corp.	5,112
411	BancorpSouth, Inc.	9,526
180	Bank of Hawaii Corp.	13,050
82	Brookline Bancorp, Inc.	1,004
34	Bryn Mawr Bank Corp.	1,084
255	Capital Bank Financial Corp., Class A	8,198
91	Cascade Bancorp (a)	553
227	Cathay General Bancorp	6,975
532	Central Pacific Financial Corp.	13,401
27	Central Valley Community Bancorp	422
9	Century Bancorp, Inc., Class A	408
21	Citizens & Northern Corp.	464
159	City Holding Co.	7,996
9	CoBiz Financial, Inc.	125
60	Columbia Banking System, Inc.	1,958
149	Community Bank System, Inc.	7,173
134	Community Trust Bancorp, Inc.	4,990
167	Customers Bancorp, Inc. (a)	4,209
14	East West Bancorp, Inc.	497
404	FCB Financial Holdings, Inc., Class A (a)	15,526
76	Financial Institutions, Inc.	2,071
33	First Bancorp	657
1,344	First BanCorp, (Puerto Rico) (a)	6,988
112	First Busey Corp.	2,529
9	First Citizens BancShares, Inc., Class A	2,674
1,335	First Commonwealth Financial Corp.	13,465
66	First Community Bancshares, Inc.	1,642
119	First Financial Bancorp	2,597
83	First Financial Bankshares, Inc.	3,032
23	First Financial Corp.	927
106	First Hawaiian, Inc. (a)	2,847
97	First Interstate BancSystem, Inc., Class A	3,063
161	Flushing Financial Corp.	3,807
388	Fulton Financial Corp.	5,640
233	Glacier Bancorp, Inc.	6,648
40	Great Southern Bancorp, Inc.	1,644
163	Great Western Bancorp, Inc.	5,421
50	Guaranty Bancorp	891
366	Hancock Holding Co.	11,854
27	Heritage Financial Corp.	480
867	Hope Bancorp, Inc.	15,066
23	Independent Bank Corp.	384
1,070	Investors Bancorp, Inc.	12,845
11	Lakeland Bancorp, Inc.	152
46	Lakeland Financial Corp.	1,626
184	MainSource Financial Group, Inc.	4,585
21	Mercantile Bank Corp.	561
619	OFG Bancorp, (Puerto Rico)	6,255
86	Pacific Continental Corp.	1,446
171	PacWest Bancorp	7,338
58	Park Sterling Corp.	470
19	Preferred Bank	693
22	Republic Bancorp, Inc., Class A	668
24	S&T Bancorp, Inc.	699
29	Sandy Spring Bancorp, Inc.	896
19	Sierra Bancorp	351
83	Southside Bancshares, Inc.	2,676
134	Southwest Bancorp, Inc.	2,537
63	State Bank Financial Corp.	1,440
21	Stock Yards Bancorp, Inc.	689
19	Suffolk Bancorp	664
24	Tompkins Financial Corp.	1,857
28	TriState Capital Holdings, Inc. (a)	454
389	Trustmark Corp.	10,732
206	UMB Financial Corp.	12,229
648	Umpqua Holdings Corp.	9,757
442	Union Bankshares Corp.	11,821
13	Univest Corp of Pennsylvania	307
83	Valley National Bancorp	809
42	Washington Trust Bancorp, Inc.	1,681
123	Webster Financial Corp.	4,664
38	West Bancorporation, Inc.	753
378	Westamerica Bancorporation	19,222

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
17	Western Alliance Bancorp (a)	643

		322,944

	Capital Markets — 1.3%
48	Arlington Asset Investment Corp., Class A	707
794	Cowen Group, Inc., Class A (a)	2,882
55	Investment Technology Group, Inc.	948
809	KCG Holdings, Inc., Class A (a)	12,564
50	Oppenheimer Holdings, Inc., Class A	717
135	Stifel Financial Corp. (a)	5,202
19	Virtus Investment Partners, Inc.	1,830

		24,850

	Consumer Finance — 0.8%
371	EZCORP, Inc., Class A (a)	4,100
144	FirstCash, Inc.	6,774
99	Nelnet, Inc., Class A	4,013

		14,887

	Diversified Financial Services — 0.1%
73	FNFV Group (a)	914
36	Marlin Business Services Corp.	690

		1,604

	Insurance — 4.0%
37	Arch Capital Group Ltd., (Bermuda) (a)	2,967
149	Argo Group International Holdings Ltd., (Bermuda)	8,390
767	CNO Financial Group, Inc.	11,712
13	Global Indemnity plc, (Ireland) (a)	374
80	Hallmark Financial Services, Inc. (a)	826
257	Horace Mann Educators Corp.	9,430
1,520	MBIA, Inc. (a)	11,842
39	Navigators Group, Inc. (The)	3,790
280	Primerica, Inc.	14,864
193	ProAssurance Corp.	10,108

		74,303

	Mortgage Real Estate Investment Trusts (REITs) — 1.9%
103	AG Mortgage Investment Trust, Inc.	1,621
244	ARMOUR Residential REIT, Inc.	5,493
1,123	Capstead Mortgage Corp.	10,585
2,122	CYS Investments, Inc.	18,502

		36,201

	Thrifts & Mortgage Finance — 2.7%
26	BankFinancial Corp.	335
985	Beneficial Bancorp, Inc.	14,485
287	Charter Financial Corp.	3,695
38	First Defiance Financial Corp.	1,683
22	Kearny Financial Corp.	294
361	Meridian Bancorp, Inc.	5,618
648	Northfield Bancorp, Inc.	10,431
57	Oritani Financial Corp.	890
17	Territorial Bancorp, Inc.	496
106	United Financial Bancorp, Inc.	1,470
255	Walker & Dunlop, Inc. (a)	6,451
97	Waterstone Financial, Inc.	1,650
84	WSFS Financial Corp.	3,051

		50,549

	Total Financials	525,338

	Health Care — 5.8%
	Biotechnology — 1.9%
37	ACADIA Pharmaceuticals, Inc. (a)	1,183
64	Acorda Therapeutics, Inc. (a)	1,326
8	Adverum Biotechnologies, Inc. (a)	34
72	AMAG Pharmaceuticals, Inc. (a)	1,757
229	Ardelyx, Inc. (a)	2,967
43	Cara Therapeutics, Inc. (a)	358
328	Chimerix, Inc. (a)	1,817
91	Enanta Pharmaceuticals, Inc. (a)	2,432
14	Epizyme, Inc. (a)	134
49	Five Prime Therapeutics, Inc. (a)	2,556
1,828	Idera Pharmaceuticals, Inc. (a)	4,678
15	Immune Design Corp. (a)	116
46	Insmed, Inc. (a)	671
6	Karyopharm Therapeutics, Inc. (a)	60
16	MacroGenics, Inc. (a)	470
81	NantKwest, Inc. (a)	628
172	PTC Therapeutics, Inc. (a)	2,406
69	Radius Health, Inc. (a)	3,711
666	Rigel Pharmaceuticals, Inc. (a)	2,443
6	Sage Therapeutics, Inc. (a)	253
82	Seres Therapeutics, Inc. (a)	1,009
13	Ultragenyx Pharmaceutical, Inc. (a)	894
146	Versartis, Inc. (a)	1,786
74	Voyager Therapeutics, Inc. (a)	893
15	Zafgen, Inc. (a)	51

		34,633

	Health Care Equipment & Supplies — 1.0%
250	Halyard Health, Inc. (a)	8,648
44	Inogen, Inc. (a)	2,641

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
188	Quidel Corp. (a)	4,153
102	SurModics, Inc. (a)	3,066

		18,508

	Health Care Providers & Services — 2.3%
67	Addus HomeCare Corp. (a)	1,763
12	Alliance HealthCare Services, Inc. (a)	83
44	Community Health Systems, Inc. (a)	502
542	Cross Country Healthcare, Inc. (a)	6,383
540	Healthways, Inc. (a)	14,291
165	Molina Healthcare, Inc. (a)	9,611
143	Owens & Minor, Inc.	4,956
171	Triple-S Management Corp., (Puerto Rico), Class B (a)	3,748
17	WellCare Health Plans, Inc. (a)	1,979

		43,316

	Pharmaceuticals — 0.6%
88	Amphastar Pharmaceuticals, Inc. (a)	1,669
474	Endocyte, Inc. (a)	1,466
155	Medicines Co. (The) (a)	5,865
113	MyoKardia, Inc. (a)	1,851
27	Revance Therapeutics, Inc. (a)	433

		11,284

	Total Health Care	107,741

	Industrials — 14.5%
	Aerospace & Defense — 2.3%
246	AAR Corp.	7,695
89	Curtiss-Wright Corp.	8,063
792	DigitalGlobe, Inc. (a)	21,780
95	Moog, Inc., Class A (a)	5,627

		43,165

	Air Freight & Logistics — 0.2%
80	Atlas Air Worldwide Holdings, Inc. (a)	3,443

	Airlines — 0.3%
92	Alaska Air Group, Inc.	6,039

	Building Products — 0.1%
26	Gibraltar Industries, Inc. (a)	981

	Commercial Services & Supplies — 2.4%
1,596	ACCO Brands Corp. (a)	15,383
574	ARC Document Solutions, Inc. (a)	2,148
92	Ennis, Inc.	1,545
132	Essendant, Inc.	2,713
377	Quad/Graphics, Inc.	10,076
143	VSE Corp.	4,850
367	West Corp.	8,097

		44,812

	Construction & Engineering — 1.2%
39	Argan, Inc.	2,326
28	Comfort Systems USA, Inc.	806
335	EMCOR Group, Inc.	19,997

		23,129

	Electrical Equipment — 0.2%
205	General Cable Corp.	3,075

	Machinery — 3.4%
104	AGCO Corp.	5,149
295	Briggs & Stratton Corp.	5,496
390	Douglas Dynamics, Inc.	12,454
219	Federal Signal Corp.	2,904
28	Graham Corp.	539
81	Greenbrier Cos., Inc. (The)	2,852
71	Hurco Cos., Inc.	1,982
46	Hyster-Yale Materials Handling, Inc.	2,736
403	Joy Global, Inc.	11,190
111	Kadant, Inc.	5,784
21	Kennametal, Inc.	615
794	Wabash National Corp. (a)	11,304

		63,005

	Marine — 0.3%
144	Matson, Inc.	5,731

	Professional Services — 2.6%
777	Acacia Research Corp.	5,068
173	Barrett Business Services, Inc.	8,599
34	Franklin Covey Co. (a)	600
431	FTI Consulting, Inc. (a)	19,210
150	Huron Consulting Group, Inc. (a)	8,946
163	RPX Corp. (a)	1,740
198	TriNet Group, Inc. (a)	4,291

		48,454

	Road & Rail — 0.5%
5	AMERCO	1,589
243	ArcBest Corp.	4,622
345	USA Truck, Inc. (a)	3,527

		9,738

	Trading Companies & Distributors — 1.0%
177	DXP Enterprises, Inc. (a)	4,998
584	MRC Global, Inc. (a)	9,593

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — continued
31	SiteOne Landscape Supply, Inc. (a)	1,125
335	Titan Machinery, Inc. (a)	3,481

		19,197

	Total Industrials	270,769

	Information Technology — 11.1%
	Communications Equipment — 1.5%
172	Bel Fuse, Inc., Class B	4,163
416	Black Box Corp.	5,787
165	Comtech Telecommunications Corp.	2,112
74	InterDigital, Inc.	5,845
175	NETGEAR, Inc. (a)	10,610

		28,517

	Electronic Equipment, Instruments & Components — 3.3%
733	Benchmark Electronics, Inc. (a)	18,286
224	Insight Enterprises, Inc. (a)	7,288
741	InvenSense, Inc. (a)	5,500
67	Sanmina Corp. (a)	1,902
61	SYNNEX Corp.	6,983
134	Tech Data Corp. (a)	11,334
710	Vishay Intertechnology, Inc.	10,010

		61,303

	Internet Software & Services — 0.4%
183	Bazaarvoice, Inc. (a)	1,081
338	EarthLink Holdings Corp.	2,096
387	RetailMeNot, Inc. (a)	3,824

		7,001

	IT Services — 0.8%
21	Convergys Corp.	636
224	Datalink Corp. (a)	2,377
38	EVERTEC, Inc., (Puerto Rico)	634
1,100	Unisys Corp. (a)	10,710

		14,357

	Semiconductors & Semiconductor Equipment — 2.6%
289	Advanced Energy Industries, Inc. (a)	13,671
318	Alpha & Omega Semiconductor Ltd. (a)	6,905
820	Amkor Technology, Inc. (a)	7,972
915	Cypress Semiconductor Corp.	11,123
224	IXYS Corp.	2,703
8	Ultra Clean Holdings, Inc. (a)	62
1,043	Xcerra Corp. (a)	6,319

		48,755

	Software — 2.5%
31	Aspen Technology, Inc. (a)	1,464
70	Fair Isaac Corp.	8,734
223	Mentor Graphics Corp.	5,891
91	Progress Software Corp. (a)	2,467
297	Rubicon Project, Inc. (The) (a)	2,458
334	Take-Two Interactive Software, Inc. (a)	15,066
609	TiVo Corp. (a)	11,854

		47,934

	Total Information Technology	207,867

	Materials — 4.6%
	Chemicals — 1.7%
103	American Vanguard Corp.	1,651
122	Innophos Holdings, Inc.	4,773
49	Innospec, Inc.	2,998
115	Minerals Technologies, Inc.	8,122
970	Rayonier Advanced Materials, Inc.	12,973
43	Valvoline, Inc. (a)	1,006

		31,523

	Containers & Packaging — 0.3%
402	Graphic Packaging Holding Co.	5,628
60	Myers Industries, Inc.	781

		6,409

	Metals & Mining — 2.1%
1,322	AK Steel Holding Corp. (a)	6,384
273	Carpenter Technology Corp.	11,276
125	Cliffs Natural Resources, Inc. (a)	730
61	Olympic Steel, Inc.	1,342
171	Ryerson Holding Corp. (a)	1,933
219	Schnitzer Steel Industries, Inc., Class A	4,577
256	Worthington Industries, Inc.	12,305

		38,547

	Paper & Forest Products — 0.5%
109	Domtar Corp.	4,032
145	Schweitzer-Mauduit International, Inc.	5,572

		9,604

	Total Materials	86,083

	Real Estate — 10.4%
	Equity Real Estate Investment Trusts (REITs) — 9.4%
25	American Assets Trust, Inc.	1,098
216	Apartment Investment & Management Co., Class A	9,899
980	Ashford Hospitality Trust, Inc.	5,771
396	CBL & Associates Properties, Inc.	4,812

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
301	Cedar Realty Trust, Inc.	2,166
91	CoreSite Realty Corp.	6,745
345	DCT Industrial Trust, Inc.	16,770
349	DiamondRock Hospitality Co.	3,177
76	DuPont Fabros Technology, Inc.	3,135
72	EPR Properties	5,685
778	FelCor Lodging Trust, Inc.	5,004
138	First Industrial Realty Trust, Inc.	3,894
535	First Potomac Realty Trust	4,892
178	Franklin Street Properties Corp.	2,238
160	Getty Realty Corp.	3,830
80	Gladstone Commercial Corp.	1,490
500	Government Properties Income Trust	11,299
216	Gramercy Property Trust	2,085
33	Highwoods Properties, Inc.	1,694
174	Hospitality Properties Trust	5,183
233	InfraREIT, Inc.	4,221
133	Kite Realty Group Trust	3,690
87	LaSalle Hotel Properties	2,074
108	LTC Properties, Inc.	5,625
139	Mack-Cali Realty Corp.	3,792
16	Mid-America Apartment Communities, Inc.	1,483
256	Monogram Residential Trust, Inc.	2,720
141	Pebblebrook Hotel Trust	3,743
329	Pennsylvania Real Estate Investment Trust	7,565
201	Potlatch Corp.	7,813
92	PS Business Parks, Inc.	10,460
505	RAIT Financial Trust	1,706
347	RLJ Lodging Trust	7,306
13	Saul Centers, Inc.	866
71	Silver Bay Realty Trust Corp.	1,243
493	Sunstone Hotel Investors, Inc.	6,311
15	Taubman Centers, Inc.	1,116
85	Urstadt Biddle Properties, Inc., Class A	1,893
7	Washington Prime Group, Inc.	82
10	Washington Real Estate Investment Trust	314

		174,890

	Real Estate Management & Development — 1.0%
151	Alexander & Baldwin, Inc.	5,813
497	Forestar Group, Inc. (a)	5,821
358	St. Joe Co. (The) (a)	6,573

		18,207

	Total Real Estate	193,097

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
230	Intelsat S.A., (Luxembourg) (a)	624
1,372	Windstream Holdings, Inc.	13,787

	Total Telecommunication Services	14,411

	Utilities — 6.2%
	Electric Utilities — 1.7%
326	El Paso Electric Co.	15,252
362	Portland General Electric Co.	15,417
24	Spark Energy, Inc., Class A	693

		31,362

	Gas Utilities — 2.1%
245	Northwest Natural Gas Co.	14,727
165	Southwest Gas Corp.	11,520
195	Spire, Inc.	12,442

		38,689

	Independent Power & Renewable Electricity Producers — 0.7%
2,285	Atlantic Power Corp.	5,644
418	Dynegy, Inc. (a)	5,184
49	Ormat Technologies, Inc.	2,377

		13,205

	Multi-Utilities — 1.1%
272	Avista Corp.	11,367
144	NorthWestern Corp.	8,278
57	Unitil Corp.	2,211

		21,856

	Water Utilities — 0.6%
177	American States Water Co.	7,085
122	California Water Service Group	3,915

		11,000

	Total Utilities	116,112

	Total Common Stocks (Cost $1,492,149)	1,796,203

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
3	Emergent Capital, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $—)	—

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.6%
	Investment Company — 3.6%
66,872	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $66,872)	66,872

	Total Investments — 99.8% (Cost $1,559,021)	1,863,075
	Other Assets in Excess of Liabilities — 0.2%	3,736

	NET ASSETS — 100.0%	$1,866,811

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
549	E-mini Russell 2000	12/16/16	USD	68,532	$1,428

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2016.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$398,302
Aggregate gross unrealized depreciation	(94,248)

Net unrealized appreciation/depreciation	$304,054

Federal income tax cost of investments	$1,559,021

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,863,075	—	—	(b)	$1,863,075

Appreciation in Other Financial Instruments
Futures Contracts	$1,428	$—	$—		$1,428

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of warrant. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Value is zero.

There were no transfers among any levels during the period ended September 30, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 28, 2016